Prospectus
                                                                Primary A Shares
                                                                  August 1, 1998
                                                                as supplemented
                                                             on February 8, 1999

This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Primary A Shares.
Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Tax Exempt Fund (the "Money Market Funds") seek to maintain a net asset value of $1.00 per share.
Investments in the Money Market Funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that these Funds will be able to maintain a stable net asset value of $1.00 per share. This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Primary A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. Gartmore Global Partners ("Gartmore") is the investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund, Boatmen's Capital Management, Inc. ("Boatmen's") is the investment sub-adviser to Nations U.S. Government Bond Fund, Brandes Investment Partners, L.P. ("Brandes") is the investment sub-adviser to Nations International Value Fund and Marsico Capital Management, LLC ("Marsico Capital") is the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to all other Nations Funds. As used herein the term "Adviser" shall mean NBAI, TradeStreet, Gartmore, Boatmen's, Brandes and/or Marsico Capital as the context may require, see "How The Funds Are Managed."
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK"), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION ("BANK OF AMERICA") OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONEY MARKET FUNDS:
Nations Prime Fund
Nations Treasury Fund
Nations Government Money Market Fund
Nations Tax Exempt Fund

EQUITY FUNDS:
Nations Value Fund
Nations Equity Income Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations International Equity Fund
Nations International Growth Fund
Nations International Value Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund

INDEX FUNDS:
Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index Fund

BALANCED FUND:
Nations Balanced Assets Fund

BOND FUNDS:
Nations U.S. Government Bond Fund
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund

TAX-EXEMPT BOND FUNDS:
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund

For Fund information call:
1-800-765-2668


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255


[Nations Fund Logo apears here]

                                                              Table Of Contents
                         Prospectus Summary                                   3
                         -----------------------------------------------------
 About The
   Funds                 Expenses Summary                                     6
                         -----------------------------------------------------



                         Objectives                                          10
                         -----------------------------------------------------

                         How Objectives Are Pursued                          12
                         -----------------------------------------------------

                         How Performance Is Shown                            30
                         -----------------------------------------------------

                         How The Funds Are Managed                           33
                         -----------------------------------------------------

                         Organization And History                            39
                         -----------------------------------------------------



                         How To Buy Shares                                   40
                         -----------------------------------------------------
About Your
Investment               How To Redeem Shares                                41
                         -----------------------------------------------------



                         How To Exchange Shares                              42
                         -----------------------------------------------------

                         How The Funds Value Their Shares                    42
                         -----------------------------------------------------

                          How Dividends And Distributions Are Made;

                         Tax Information                                     43
                          -----------------------------------------------------

                         Financial Highlights                                45
                         -----------------------------------------------------

                         Appendix A -- Portfolio Securities                  76
                         -----------------------------------------------------

                         Appendix B -- Description Of Ratings                85
                         -----------------------------------------------------

                          No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Funds' SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Nations Funds or its distributor. This Prospectus does not constitute an offering by Nations Funds or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The Funds


 Prospectus Summary
o Type of Companies: Open-end management investment companies.

o Investment Objectives and Policies:


o Money Market Funds:


 o Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


 o Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


 o Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.


 o Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


o Equity Funds:


 o Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


 o Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


 o Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


 o Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


 o Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


 o Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.


 o Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital. It is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks.


 o Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. Under normal circumstances, the Fund pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential.


 o Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


 o Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


 o Nations International Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

 o Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.


 o Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).


o Index Funds:


 o Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.


 o Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.


 o Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.


 o Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.


 o Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.


o Balanced Fund:


 o Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.


o Bond Funds:


 o Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.


 o Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


 o Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


 o Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.


 o Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


 o Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.


o Tax-Exempt Bond Funds:


 o Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.


 o Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.


 o Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

o Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to certain of the Funds, Gartmore Global Partners provides investment sub-advisory services to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund, Boatmen's Capital Management, Inc. provides investment sub-advisory services to Nations U.S. Government Bond Fund, Brandes Investment Partners, L.P. provides investment sub-advisory services to Nations International Value Fund and Marsico Capital Management, LLC provides investment sub-advisory services to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. For more information about the investment adviser and investment sub-advisers to the Nations Funds, see "How The Funds Are Managed."


o Dividends and Distributions: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund and Nations International Value Fund. All other Equity Funds, Index Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. The Money Market Funds, the Bond Funds and the Tax-Exempt Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.


o Risk Factors: Although NBAI, together with the sub-advisers, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index (as defined below) and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue. In addition, certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. Certain of the Funds invest in foreign securities, which present additional risks associated with international investing, including, among others, heightened economic and political risk, as well as foreign currency risk. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations", "How Objectives Are Pursued -- Restraints on Investments by Money Market Funds", "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the International Funds" and "Appendix A."


o Minimum Purchase: $250,000 minimum initial investment per record holder. See "How To Buy Shares."

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS MONEY MARKET FUNDS PRIMARY A SHARES



                                                                     Nations Prime
Shareholder Transaction Expenses                                         Fund
Sales Load Imposed on Purchases                                          None
Deferred Sales Charge                                                    None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                       .16%
Other Expenses (After Expense Reimbursements)                             .14%
Total Operating Expenses (After Fee Waivers and Expense Reimbursements)   .30%



                                                                                        Nations
                                                                                      Government
                                                                        Nations      Money Market   Nations Tax
Shareholder Transaction Expenses                                     Treasury Fund       Fund       Exempt Fund
Sales Load Imposed on Purchases                                           None           None           None
Deferred Sales Charge                                                     None           None           None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                       .16%            . 14%          .16%
Other Expenses (After Expense Reimbursements)                             .14%            .16%           .14%
Total Operating Expenses (After Fee Waivers and Expense Reimbursements)   .30%            .30%           .30%

NATIONS FUNDS EQUITY FUNDS PRIMARY A SHARES



                                                                    Nations
                                                      Nations      Emerging
Shareholder                        Nations Value   Equity Income    Growth
Transaction Expenses                   Fund             Fund         Fund
Sales Load Imposed on Purchases         None             None         None
Deferred Sales Charge                   None             None         None
Annual Fund Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)    .75%             .63%            .75%
Other Expenses (After Expense
 Reimbursements)                       .19%             .23%            .23%
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)   .94%             .86%            .98%



                                     Nations
                                      Small       Nations    Nations      Nations
                                     Company   Disciplined   Capital      Marsico
Shareholder                           Growth      Equity      Growth      Focused
Transaction Expenses                   Fund        Fund        Fund    Equities Fund
Sales Load Imposed on Purchases       None        None        None         None
Deferred Sales Charge                 None        None        None         None
Annual Fund Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)    .75%      .75%          .75%       .85%
Other Expenses (After Expense
 Reimbursements)                       .20%      .23%          .20%       .40%
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)   .95%      .98%          .95%      1.25%

               NATIONS FUNDS EQUITY/INDEX FUNDS PRIMARY A SHARES



                                       Nations
                                      Marsico        Nations          Nations
Shareholder                           Growth &    International   International
Transaction Expenses                Income Fund    Equity Fund     Growth Fund
Sales Load Imposed on Purchases       None            None            None
Deferred Sales Charge                 None            None            None
Annual Fund Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)     .85%          .90%            .90%
Other Expenses (After Expense
 Reimbursements)                        .40%          .24%            .22%
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)   1.25%         1.14%           1.12%



                                       Nations         Nations       Nations       Nations
Shareholder                         International     Emerging       Pacific       Equity
Transaction Expenses                  Value Fund    Markets Fund   Growth Fund   Index Fund
Sales Load Imposed on Purchases         None           None          None          None
Deferred Sales Charge                   None           None          None          None
Annual Fund Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)     .90%           1.10%           .90%         .20%
Other Expenses (After Expense
 Reimbursements)                        .22%            .47%           .47%         .15%
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)   1.12%           1.57%          1.37%         .35%

NATIONS FUNDS INDEX/BALANCED FUNDS PRIMARY A SHARES



                                                                                                    Nations
                                                                    Nations       Nations      Managed
                                                       Nations      Managed      Managed       SmallCap      Nations
                                                       Managed     SmallCap    Value Index   Value Index    Balanced
Shareholder Transaction Expenses                     Index Fund   Index Fund       Fund          Fund      Assets Fund
Sales Load Imposed on Purchases                        None         None          None          None         None
Deferred Sales Charge                                  None         None          None          None         None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                      .30%         .30%         .30%          .30%           .75%
Other Expenses (After Expense Reimbursements)            .20%         .20%         .20%          .20%           .33%
Total Operating Expenses (After Fee Waivers and Expense
 Reimbursements)                                         .50%         .50%         .50%          .50%          1.08%

NATIONS FUNDS BOND FUNDS PRIMARY A SHARES



                                                                       Nations
                                                         Nations       Short-        Nations      Nations
                                                          U.S.      Intermediate   Government   Short-Term     Nations
                                                       Government    Government    Securities     Income     Diversified
Shareholder Transaction Expenses                        Bond Fund       Fund          Fund         Fund      Income Fund
Sales Load Imposed on Purchases                          None          None          None         None          None
Deferred Sales Charge                                    None          None          None         None          None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .40%       .40%             .50%       .30%         .50%
Other Expenses (After Expense Reimbursements)              .20%       .21%             .35%       .26%         .23%
Total Operating Expenses (After Fee Waivers and Expense
 Reimbursements)                                           .60%       .61%             .85%       .56%         .73%

             NATIONS FUNDS TAX-EXEMPT BOND FUNDS PRIMARY A SHARES



                                                                                        Nations
                                                                          Nations     Short-Term      Nations      Nations
                                                                         Strategic     Municipal   Intermediate   Municipal
                                                                       Fixed Income     Income       Municipal     Income
Shareholder Transaction Expenses                                           Fund          Fund        Bond Fund      Fund
Sales Load Imposed on Purchases                                           None          None          None          None
Deferred Sales Charge                                                     None          None          None          None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                       .50%           .17%         .34%           .42%
Other Expenses (After Expense Reimbursements)                             .20%           .23%         .16%           .18%
Total Operating Expenses (After Fee Waivers and Expense Reimbursements)   .70%           .40%         .50%           .60%

Examples: You would pay the following expenses on a $1,000 investment in Primary A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                    Nations
                                  Government
             Nations    Nations     Money       Nations                   Nations        Nations    Nations Small     Nations
              Prime    Treasury     Market    Tax Exempt     Nations       Equity       Emerging       Company      Disciplined
              Fund       Fund        Fund        Fund      Value Fund   Income Fund   Growth Fund    Growth Fund    Equity Fund
1 Year         $ 3        $ 3        $ 3          $ 3         $ 10          $  9          $ 10           $ 10          $ 10
3 Years        $10        $10        $10          $10         $ 30          $ 27          $ 31           $ 30          $ 31
5 Years        $17        $17        $17          $17         $ 53          $ 48          $ 54           $ 53          $ 54
10 Years       $38        $38        $38          $38         $117          $106          $120           $117          $120


                           Nations
                           Marsico      Nations
               Nations     Focused     Marsico        Nations
              Capital     Equities     Growth &    International
            Growth Fund     Fund     Income Fund    Equity Fund
1 Year          $ 10        $ 13         $ 13           $ 12
3 Years         $ 30        $ 40         $ 40           $ 36
5 Years         $ 53        $ 69         $ 69           $ 63
10 Years        $117        $151         $151           $139



                                             Nations
                Nations        Nations      Emerging     Nations       Nations
            International   International    Markets     Pacific       Equity
             Growth Fund      Value Fund      Fund     Growth Fund   Index Fund
1 Year           $ 11            $ 11         $ 16         $ 14         $ 4
3 Years          $ 36            $ 36         $ 50         $ 43         $11
5 Years          $ 62            $ 62         $ 86         $ 75         $20
10 Years         $136            $136         $187         $165         $44


                                                     Nations                               Nations
                           Nations      Nations      Managed     Nations     Nations       Short-        Nations      Nations
              Nations      Managed      Managed     SmallCap    Balanced      U.S.      Intermediate   Government   Short-Term
              Managed     SmallCap       Value        Value      Assets    Government    Government    Securities     Income
            Index Fund   Index Fund   Index Fund   Index Fund     Fund      Bond Fund       Fund          Fund         Fund
1 Year          $ 5          $ 5          $ 5          $ 5        $ 11         $ 6           $ 6          $  9         $ 6
3 Years         $16          $16          $16          $16        $ 34         $19           $20          $ 27         $18
5 Years         $28          $28          $28          $28        $ 60         $33           $34          $ 47         $31
10 Years        $63          $63          $63          $63        $132         $75           $76          $105         $70

                           Nations      Nations      Nations
               Nations    Strategic   Short-Term   Intermediate
            Diversified     Fixed      Municipal    Municipal      Nations
               Income       Income      Income         Bond       Municipal
                Fund         Fund        Fund          Fund      Income Fund
1 Year          $ 7          $ 7          $ 4          $ 5           $ 6
3 Years         $23          $22          $13          $16           $19
5 Years         $41          $39          $22          $28           $33
10 Years        $91          $87          $51          $63           $75

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."


Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Primary A shares of the indicated Fund would have been as follows: Nations International Value Fund 1.00% and 1.22%, respectively; Nations Equity Index Fund -- .50% and .66%, respectively; Nations Short-Intermediate Government Fund -- .60% and .81%, respectively; Nations Government Securities Fund -- .64% and
 .99%, respectively; Nations Short-Term Income Fund -- .60% and .86%, respectively; and Nations Diversified Income Fund -- .60% and .83%, respectively.


Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for Primary A shares of the of the indicated Fund would have been as follows:
Nations Value Fund -- .20% and .95%, respectively; Nations International Growth -- .27% and 1.17%, respectively; Nations Marsico Focused Equities Fund -- .67% and 1.52%, respectively; and Nations Marsico Growth & Income Fund -- 1.12% and 1.97%, respectively.


Absent fee waivers and expense reimbursements, "Management Fees," "Other Expenses" and "Total Operating Expenses" for Primary A shares of the indicated Fund would have been as follows: Nations Prime Fund -- .20%, .15% and .35%, respectively; Nations Treasury Fund -- .20%, .15% and .35%, respectively; Nations Government Money Market Fund -- .40%, 19% and .59%, respectively; Nations Tax Exempt Fund -- .40%, .16% and .56%, respectively; Nations Managed Index Fund -- .50%, .30% and .80%, respectively; Nations Managed SmallCap Index Fund -- .50%, .53% and 1.03%, respectively; Nations Managed Value Index Fund --
 .50%, 1.07% and 1.57%, respectively; Nations Managed Small Cap Value Index Fund -- .50%, 1.71% and 2.21%, respectively; Nations Small Company Growth Fund -- 1.00%, .26% and 1.26%, respectively; Nations U.S. Government Bond Fund -- .60%,
 .26% and .86%, respectively; Nations Strategic Fixed Income Fund -- .60%, .23% and .83%, respectively; Nations Short-Term Municipal Income Fund -- .50%, .27% and .77%, respectively; Nations Intermediate Municipal Fund .50%, .24% and
 .74%, respectively; and Nations Municipal Income Fund -- .60%, .24% and .84%, respectively.


Effective May 1999, it is anticipated that certain voluntary Total Operating Expenses limits put in place in connection with the reorganization of The Pilot Funds into the Nations Funds will terminate with respect to the following
Funds: Nations Value Fund, Nations Strategic Fixed Income Fund, Nations Equity Income Fund, Nations Disciplined Equity Fund, Nations U.S. Government Bond Fund, Nations Small Company Growth Fund, Nations International Growth Fund, and Nations Short Intermediate Government Bond Fund. For more information, see the SAI.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Objectives



Money Market Funds:
Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.


Nations Prime Fund:Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


Nations Treasury Fund:Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


Nations Government Money Market Fund: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.


Nations Tax Exempt Fund: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


Equity Funds:


Nations Value Fund:Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


Nations Equity Income Fund:Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


Nations Emerging Growth Fund: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


Nations Small Company Growth Fund: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


Nations Disciplined Equity Fund: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


Nations Capital Growth Fund: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.


Nations Marsico Focused Equities Fund: Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital.


Nations Marsico Growth & Income Fund: Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income.


Nations International Equity Fund: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


Nations International Growth Fund: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


Nations International Value Fund: Nations International Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.


Nations Emerging Markets Fund: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.


Nations Pacific Growth Fund: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).


Index Funds:


Nations Equity Index Fund: Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").1


Nations Managed Index Fund: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index.

------------------
1 "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

Nations Managed SmallCap Index Fund: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of Standard & Poor's SmallCap 600 Index ("S&P 600 Index").2


Nations Managed Value Index Fund: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index ("S&P/BARRA Value Index").


Nations Managed SmallCap Value Index Fund:
Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index ("S&P/BARRA SmallCap Value Index").


Balanced Fund:


Nations Balanced Assets Fund: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.


Bond Funds:


Nations U.S. Government Bond Fund: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.


Nations Short-Intermediate Government Fund:
Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Nations Government Securities Fund: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
------------------
2 "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc.

Nations Short-Term Income Fund: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.


Nations Diversified Income Fund: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


Nations Strategic Fixed Income Fund: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.


Tax-Exempt Bond Funds:


Nations Short-Term Municipal Income Fund: Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.


Nations Intermediate Municipal Bond Fund: Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.


Nations Municipal Income Fund: Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Non-Money Market Funds (as defined below) will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investment in the Funds are not insured against loss of principal.

How Objectives Are Pursued

Money Market Funds:

Nations Prime Fund: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations") and other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier (as defined below) money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Treasury Fund: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the U.S. Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Government Money Market Fund: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Tax Exempt Fund: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities that are determined to present minimal credit risks and that at the time of purchase, are considered to be "eligible securities" -- e.g., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), Standard & Poor's Corporation ("S&P"), Thomson BankWatch, Inc. ("BankWatch"), or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations (each an "NRSRO"); rated "D-1" or higher by D&P, "F1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1"or higher by D&P, "F1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's and BankWatch are nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agen-cies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.


The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Restraints on Investments by Money Market Funds:
In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Tax Exempt Fund), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


Equity Funds:


Nations Value Fund: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.


Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks issued by companies in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach typically produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.


The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in U.S. Government Obligations, and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


Nations Equity Income Fund: The investment program of the Fund is based on several premises. First, that dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases and decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in investment return. Collectively, these traits may be combined in such a fashion as to produce a Fund with less volatility and which provides higher income than that of the stocks in the S&P 500 Index.

Typically, the Fund will own equity securities of 100-150 large capitalization, high quality companies. The Adviser considers large capitalization companies to be those with a market capitalization of $5 billion or more. The Fund's portfolio will seek to provide a yield which exceeds that produced by the stocks in the S&P 500 Index. Stocks are selected from a broad universe of such companies. The stock selection process is quantitatively based, using fundamental measures of valuation and growth. The process takes into account value factors such as book value, earnings yield and cash flow, which measure a stock's intrinsic worth versus its market price, as well as momentum characteristics such as price momentum, earnings growth and earning acceleration, which measure a stock relative to others in the industry.


Nations Emerging Growth Fund: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 1500 stocks by using quantitative modeling techniques. Companies within this universe are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimates trends, relative price performance and importantly, valuation or price/earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing its growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources. Stocks are selected after this rigorous analysis only when their valuation is attractive relative to forecasted growth.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.


Nations Small Company Growth Fund: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.


The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 5000 stocks by using quantitative modeling techniques. Companies with a market capitalization of less than $1 billion are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimate trends, relative price performance and importantly, valuation or price- to-earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing the growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources.


Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.


The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. The volatility of the small cap growth stocks in which the Fund invests is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad.


The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated "AA" or above by S&P or "Aa" or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.


The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 20% of total assets.


Nations Disciplined Equity Fund: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (i.e. companies with market capitalizations of $1 billion or greater) that are determined to have favorable price-to-earnings ratios. The

Fund also may invest in securities issued by companies with market capitalizations of less than $1 billion. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (e.g. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.


Nations Capital Growth Fund: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.


The Fund's equity investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to the S&P 500 Index;


o established operating histories, strong balance sheets and favorable financial characteristics; and


o above-average return on equity relative to the S&P 500 Index.


In addition, the Fund's investment program enables it to invest in the following types of companies:


o companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;


o companies that own or develop natural resources, such as energy exploration companies;


o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;


o foreign companies, including those in countries with more rapid economic growth than the U.S.;

o companies whose earnings growth is projected at a pace in excess of the average company (i.e., growth companies); and


o companies whose earnings are temporarily depressed and are currently out of favor with most investors.


Through intensive research, visits to many companies each year and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


Nations Marsico Focused Equities Fund: Nations Marsico Focused Equities Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. Under normal circumstances, the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.


In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:


  o Change -- The Adviser believes that extraordinary growth derives from products, markets and technologies that are in flux.


  o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.


  o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.


  o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.

Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" and "bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.


Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.


Nations Marsico Growth & Income Fund: Under normal circumstances, Nations Marsico Growth & Income Fund pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential. The Fund typically emphasizes the growth component. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its assets. The Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities and debt securities. However, it is expected that the Fund will emphasize investments in large capitalization common stocks. The Fund may shift assets between the growth and income components of its portfolio based on the Adviser's analysis of relevant market, financial and economic conditions. If the Adviser believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Fund will place a greater emphasis on the growth component. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:


  o Change -- The Adviser believes that extraordinary growth derives from products, markets and technologies that are in flux.


  o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.


  o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.


  o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.

Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" and bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.


Because income is a part of the investment objective of the Fund, the Adviser may also consider dividend-paying characteristics in selecting equity securities for the Fund. The Fund may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Investors in the Fund should keep in mind that the Fund is not designed to produce a consistent level of income.


Nations International Equity Fund: The Fund intends to diversify investments broadly among countries and to normally invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.


In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.


The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers and securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.


Nations International Growth Fund:In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.


The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia--

Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by an NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the World Bank), including money market instruments.


The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.


Nations International Value Fund: The Fund will pursue its investment objective, under normal market conditions, by investing its assets in the securities of issuers located in at least three different foreign countries. Although the Fund may earn income from dividends, interest and other sources, income will be incidental to the Fund's investment objective. The Fund emphasizes investments in established companies, although it may invest in companies of various sizes as measured by assets, sales and capitalization.


The Fund intends to invest at least 65% of its total assets in equity securities of non-United States issuers whose market capitalizations exceed $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, securities convertible into common stocks, shares of closed-end investment companies, ADRs, EDRs, and/or GDRs. Although the Fund intends to invest primarily in equity securities listed on stock exchanges, the Fund may also invest in equity securities traded in over the counter markets and in private placements. The Fund is not subject to any specific geographic diversification requirements. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa, and Asia.


The Adviser's approach in selecting investments for the Fund is oriented to individual stock selection and is value driven as described below. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. With respect to Fund investments in any particular country or industry, the Fund may typically invest up to the greater of either (a) 20% of its total assets in any particular country or industry at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International ("MSCI") EAFE Index at the time of purchase, but in no event may the Fund invest more than 25% of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities). Generally, no more than 20% of the value of the Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in emerging or developing countries. As used in this Prospectus, the term "emerging" or "developing" country applies to any country which is generally considered to be an emerging or developing country by the international financial community, which includes the World Bank and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. Emerging markets securities pose greater liquidity and other risks than securities of companies located in developed countries and traded in more established markets.


The Adviser to the Fund is committed to the use of the Graham and Dodd-style value investing approach as introduced in the classic book Security Analysis. Using this philosophy, the Adviser views stocks as small pieces of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be below their intrinsic values, the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.


In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. Its focus is on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the current price of the stock. If the price is appreciably lower than the indicated intrinsic value, the stock may be purchased.


During temporary defensive periods in response to unusual and adverse conditions affecting the equity markets, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of United States issuers. In addition, when the Fund experiences large cash inflows from the issuance of new shares or the sale of portfolio securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities, the Fund may hold more than 35% of its assets in short-term debt instruments for a limited time pending availability of suitable equity securities. During normal market conditions, no more than 35%
of the Fund's total assets will be invested in short-term debt instruments.

Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. See "Appendix A" for additional information concerning the investment practices of the Fund.


Nations Emerging Markets Fund: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.


The Fund considers countries with emerging markets to include the following:
(i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.


A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.


Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.


The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds" below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



Nations Pacific Growth Fund: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.


The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds" below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, EDRs, GDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


General: Each Equity Fund may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. Nations International Equity Fund, Nations International Growth Fund, Nations International Value Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund (collectively the "International Funds") may invest in forward foreign exchange contracts. For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."

Nations Value Fund, Nations Equity Income Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund, Nations Disciplined Equity Fund, and Nations Capital Growth Fund are managed with careful consideration to the overall tax implications of portfolio activity.

The Adviser considers employing various techniques to minimize the distribution of capital gains to shareholders. These techniques, which the Adviser uses when consistent with each Fund's overall objectives and policies, may include:

  o Managing portfolio turnover. By appropriately limiting the number of buy and sell transactions, each Fund attempts to effectively manage its distribution of capital gains.


  o Selling share lots that generate the lowest tax burden to the shareholder. After the decision is made to sell a specific security, each Fund will endeavor to sell the shares that create the lowest potential tax burden to shareholders, as a general matter.


  o Offsetting capital gains with capital losses. Each Fund may, when prudent, sell securities in order to realize capital losses. Capital losses can be used to offset capital gains thus reducing capital gains distributions.


While each Fund seeks to minimize the distribution of capital gains, consistent with its investment objective, there can be no assurance that all taxable distributions to shareholders can be avoided. In addition, the ability to utilize these tax management techniques may be reduced or eliminated by future legislation, regulation, administrative interpretations or court decisions.


Index Funds:


Nations Equity Index Fund: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which comprise the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the S&P 500 Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500 Index, beginning with the most heavily weighted stocks that make up a larger portion of the S&P 500 Index's value.


The Adviser generally will seek to match the composition of the S&P 500 Index as closely as possible, but may not always invest the Fund's portfolio to mirror the S&P 500 Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500 Index.

The correlation between the performance of Nations Equity Index Fund (before fees and expenses) and the S&P 500 Index is expected to be over 0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to track the S&P 500 Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the S&P 500 Index or the number of shares outstanding for the components of the S&P 500 Index, and the timing and amount of shareholder purchase and redemptions. The Fund may utilize stock index futures contracts to minimize tracking error. In connection with engaging in futures transactions, the Fund may hold cash, cash equivalents, and/or U.S. Government Obligations.


Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


The Fund also may invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the S&P 500 Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the S&P 500 Index in all cases, and may involve additional credit risks. The Fund may also invest in warrants.


Nations Managed Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.

The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the overall investment characteristics of the S&P 500 Index.


Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event, the Fund will invest at least 80% of its total assets, in common stocks that are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


Nations Managed SmallCap Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks that capture the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the S&P 600 Index over time.


From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst).

The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400-500 holdings that capture the investment characteristics of the S&P 600 Index.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks that are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


Nations Managed Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/ BARRA Value Index. The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a lower than average price-to-book ratio. Because of their lower than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.


S&P constructs the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have lower price-to-book ratios are included in the S&P/BARRA Value Index.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.


The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.


Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks that are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


Nations Managed SmallCap Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is also rebalanced semi-annually to reflect changes in the S&P 600 Index. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.


The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.

Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks that are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


About the Indexes: The S&P 500 Index is composed of 500 common stocks, chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.

The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.

The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/ BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial Sectors than the S&P 600 Index.

The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, the S&P/BARRA Value Index or the S&P/ BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P nor BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P nor BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.


General: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with a Fund's investment objective and policies.


In addition, when consistent with an Index Fund's respective investment objective, each of the Index Funds (except Nations Equity Index Fund) will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.


NationsBank Corporation is currently included in the S&P 500 Index and S&P/Barra Value Index. Subject to applicable law and SEC guidance, Nations Equity Index Fund may purchase stock of NationsBank Corporation. Nations Managed Index Fund and Nations Managed Value Index Fund cannot presently purchase stock of NationsBank Corporation unless relief from certain SEC restrictions is obtained or confirmed.


Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the mid-point of the bid/ask spread and at a reduced commission rate.


For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."


Balanced Fund:


Nations Balanced Assets Fund: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund invests: common stocks, fixed income securities, and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.


The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.


Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by an NRSRO or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defense measure if market conditions warrant.


Bond Funds:


Nations U.S. Government Bond Fund: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average dollar-weighted maturity of the Fund will be between five and 30 years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.


The Fund also may invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.


The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.


Nations Short-Intermediate Government Fund: In pursuing its investment objective, the Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Government Securities Fund: In pursuing its investment objective, the Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between five and 30 years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Short-Term Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund also may invest in U.S. Government Obligations.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Diversified Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the

NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.


Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Strategic Fixed Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one NRSRO, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund: In pursuing their objectives, the Funds will invest at least 80% of their net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities, and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from Federal income tax. To the extent consistent with the Funds' investment approach described in this Prospectus, the Funds are managed to seek capital appreciation and minimize capital losses due to interest rate movements.


Under normal market conditions, the average dollar-weighted maturity and duration of each of the Funds' portfolios are expected to be as follows:
Nations Short-Term Municipal Income Fund -- average dollar-weighted maturity less than three years and duration between 1.25 and 2.75 years; Nations Intermediate Municipal Bond Fund -- average dollar-weighted maturity between three and 10 years and duration between three and six years; and Nations Municipal Income Fund -- average dollar-weighted maturity greater than seven years and duration greater than six years.

Municipal Securities will be rated investment grade at the time of purchase by at least one of the NRSROs or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by a Fund. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by a Fund include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its net assets at the time of purchase. The Funds may hold uninvested cash reserves pending investment or during defensive periods.


General: The Balanced Fund and Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may engage in reverse repurchase agreements and dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


Duration, as used in this Prospectus, means modified duration, which is a measure of the expected life of fixed income securities on a present value basis. Duration is used to estimate how much a Bond Fund's or Tax-Exempt Bond Fund's share price will fluctuate in response to a change in interest rates. To see how a Fund's share price could shift, multiply the Fund's duration by the change in rates. If interest rates rise by one percentage point, for example, the share price of a Fund with a duration of five years would decline by about 5%. If rates decrease by one percentage point, the Fund's share price would rise by about 5%.


Average dollar-weighted maturity is the average length of time until fixed income securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.


For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."


Portfolio Turnover (Non-Money Market Funds):
Generally, the Equity Funds, the Index Funds, the Balanced Fund and the Bond Funds (the "Non-Money Market Funds") will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Index Fund (except Nations Equity Index Fund) will not exceed 25%. For the Funds' portfolio turnover rates, see "Financial Highlights."


Risk Considerations: Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under particular circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A."


Special Risk Considerations Relevant to an Investment in Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund: Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than diversified funds, such as Nations Marsico Growth & Income Fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. Nations Marsico Focused Equities Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. The techniques employed by the Adviser in managing this Fund generally result in a portfolio of fewer holdings than that of other equity mutual funds. As a result, the net asset value of a share in the Fund tends to fluctuate more greatly than would otherwise be the case with an equity fund that invested more broadly. In other words, an investment in the Fund represents both greater risks and potential rewards than may be the case with an equity fund whose portfolio is more diversified.


Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund (together, the "Marsico Funds") may also invest up to 25% of their assets in mortgage- and asset-backed securities, up to 10% of their assets in zero coupon, pay-in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Marsico Funds will invest no more than 35% of their assets in high-yield/high-risk securities. The Marsico Funds may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. The Marsico Funds may also invest in short-term debt securities as a means of receiving a return on idle cash. See "Appendix B" for a description of these ratings designations.


When the Adviser believes that market conditions are not favorable for profitable investing or when the Adviser is otherwise unable to locate favorable investment opportunities, the Marsico Funds may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments if the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Marsico Funds do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after the Adviser has committed available assets to desirable investment opportunities. When the Marsico Funds' cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.


The Marsico Funds may invest up to 25% of their assets in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. The Marsico Funds may use options, futures, forward currency contracts and other types of derivatives for hedging purposes. The Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis.


For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."


Special Risks Considerations Relevant to an Investment in the International
Funds: Investors should understand and consider carefully the special risks involved in foreign investing. Such risks include, but are not limited to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform account-ing, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.


The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the International Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also typically higher than those of domestic equity mutual funds.


Certain of the risks associated with investments by the International Funds in foreign securities are heightened with respect to investment in developing countries and emerging markets countries. Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy or securities markets.


In addition to the general risks inherent in foreign investing investors should understand and consider carefully the special risks involved in investing in Eastern Europe, the Pacific Basin and the Far East. Economic and political reforms in Eastern Europe are still in their infancy. As a result, investment in such countries could be deemed to be highly speculative and could result in losses to a Fund and, thus, to its shareholders. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties. See "Appendix A" for additional discussion of the risks associated with an investment in the International Funds.


Special Risk Considerations Relevant to an Investment in the Index Funds: The techniques employed by the Adviser for the Index Funds (except Nations Equity Index Fund) to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax basis, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.


The various techniques employed by the Index Funds (except Nations Equity Index
Fund) to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.


Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.


Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99"to "00"on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Fund's operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.


Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.

Each Fund (except Nations International Value Fund) may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in U.S. Government Obligations. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Except for Nations Marsico Focused Equities Fund, each Fund may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


Nations Marsico Focused Equities Fund may not:


1. Purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


Nations International Growth Fund may not:


1. Borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

Each of Nations Small Company Growth Fund and Nations U.S. Government Bond Fund may not:


1. Borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the respective Fund will maintain asset coverage of 300% for all borrowings.


Nations International Value Fund may not:


1. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain exceptions).


2. Purchase securities of any one issuer (with certain exceptions, including U.S. Government securities) if more than 5% of the Fund's total assets will be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation. The Fund may not purchase more than 10% of the outstanding voting securities of any issuer subject, however, to the foregoing 25% exception.


3. Borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations.


If a percentage limitation has been met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.


The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.

 How Performance Is Shown



Money Market Funds: From time to time, the Money Market Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Tax Exempt Fund also may advertise the "tax-equivalent yield" of a class of shares. Yield, effective yield and tax-equivalent yield figures are based on historical data and are not intended to indicate future performance.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares of Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (as calculated above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield of a class of shares will always be higher than its yield.


Non-Money Market Funds: From time to time, the Non-Money Market Funds may advertise the "total return" and "yield" on a class of shares. Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund, also may advertise the "tax-equivalent yield" of a class of shares. Total return, yield and tax-equivalent yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of a Non-Money Market Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividends and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The "tax-equivalent yield" of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund, also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield (as calculated above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield of a class of shares will always be higher than its yield.


Index Composite Performance: Set forth below is certain performance data for Nations Managed Index Fund, Nations Managed SmallCap Index Fund, the Enhanced S&P 500 Index Composite and the Enhanced Small Cap Index Composite (the "Composites"), which are each composites of accounts and commingled funds managed by TradeStreet. (Prior to TradeStreet's formation in 1995, the Composites were managed by NationsBank.) The performance data for the Composites is deemed relevant because the accounts and commingled funds in the Enhanced S&P 500 Index Composite and Enhanced Small Cap Index Composite have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the management team at TradeStreet (which currently manages the accounts and commingled funds in the Composites, and Nations Managed Index Fund and Nations Managed SmallCap Index Fund) employs the same quantitative investment process for Nations Managed Index Fund and Nations Managed SmallCap Index Fund that has, and continues to be, utilized in connection with the Composites. This performance data represents past performance of Nations Managed Index Fund, Nations Managed SmallCap Index Fund and the Composites and is not necessarily indicative of the future performance of the Composites, Nations Managed Index Fund or Nations Managed SmallCap Index Fund. The commingled funds and accounts that are included in the Composites are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites could have been adversely affected if the accounts included in the Composites had been regulated as investment companies. In addition, the results presented below for the Composites may not necessarily equate with the return experienced by any particular account of TradeStreet.

Average Annual Total Returns for the Periods Indicated through March 31, 1998

                                                              Since
                     One Year   Three Year     Five Year   Inception***
Nations
  Managed
  Index Fund      47.54%           N/A          N/A       41.04%
Enhanced S&P
  500 Index
  Composite*      48.19%       33.25%       22.53%        19.72%
S&P 500 Index     47.99%       32.78%       22.37%        19.32%
Lipper S&P 500
  Index Funds
  Average**       47.07%       32.14%       21.86%        18.72%

Annual Total Returns

                        Enhanced                Lipper S&P
             Nations     S&P 500                500 Index
            Managed       Index       S&P 500     Funds
Year      Index Fund   Composite*     Index     Average**
1989         N/A       34.28%       31.55%      30.58%
1990         N/A       -1.52%       -3.15%      -3.57%
1991         N/A       30.86%       30.56%      29.65%
1992         N/A        5.55%        7.64%       7.12%
1993         N/A       10.52%        9.99%       9.52%
1994         N/A        0.69%        1.31%       0.90%
1995         N/A       37.84%       37.45%      36.82%
1996         N/A       24.12%       23.08%      22.30%
1997     33.46%        33.42%       33.23%      32.61%

Average Annual Total Returns for the Periods Indicated through March 31, 1998

                                                         Since
                                           One Year   Inception***
                                        ------------ -------------
Nations Managed SmallCap Index
  Fund                                  47.71%       29.41%
Enhanced Small Cap Index Composite*     47.67%       22.85%
S&P 600 Index                           47.69%       21.31%

  * The total returns above reflect the deduction of 0.50% of fees and expenses per annum, the reinvestment of all dividends, interest and income, and realized or unrealized gains or losses. The Composites are comprised of equity only accounts and the equity portion of balanced accounts that are valued in excess of $5 million.
 ** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.
*** Nations Managed Index Fund's inception was July 31, 1996; the Enhanced S&P
    500 Index Composite's inception was December 31, 1988; Nations Managed SmallCap Index Fund's inception was October 15, 1996; and the Enhanced Small Cap Index Composite's inception was October 1, 1995.


Brandes Composite Performance: Set forth below is certain performance data relating to Nations International Value Fund; the composite of certain international equity accounts of clients of Brandes and the Brandes Institutional International Equity Fund, an open-end management investment company (the "Brandes Composite"); and the Morgan Stanley Capital International European, Australasian and Far Eastern Index (the "MSCI EAFE Index"). The performance data for the Brandes Composite is deemed relevant because the accounts and mutual fund in the Brandes Composite have investment objectives and policies that are substantially similar to those of Nations International Value Fund, and are managed by Brandes using substantially similar, but not identical, investment strategies, policies and techniques as those used in managing Nations International Value Fund. The data below regarding Nations International Value Fund, the Brandes Composite and the MSCI EAFE Index should not be considered as an indication of future performance of Nations International Value Fund or of Brandes. The accounts that are included in the Brandes Composite are not subject to the same types of expenses to which Nations International Value Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on Nations International Value Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Brandes Composite could have been adversely affected if the accounts included in the Brandes Composite had been regulated as investment companies or subject to the Fund's expenses. In addition, the results presented below for the Brandes Composite may not necessarily equate with the return experienced by any particular account of Brandes.

Average Annual Total Return for the Periods Indicated through March 31, 1998


                                                                 Since
                           One Year  Three Year    Five Year   Inception
Nations International
  Value Fund*            34.84%        N/A          N/A      24.45%
Brandes Composite**      32.81%      23.15%       18.85%       18.56%
MSCI EAFE Index***       18.61%      10.57%       11.93%        6.98%

Annual Total Returns


              Nations
          International
              Value        Brandes      MSCI EAFE
Year          Fund       Composite**    Index***
1997        21.04%       20.00%         1.78%
1996        15.35%       16.34%         6.05%
1995          N/A        13.75%        11.21%
1994          N/A        -2.98%         7.78%
1993          N/A        40.86%        32.56%
1992          N/A         6.28%        -12.17%
1991          N/A        40.17%        12.13%

  * For the periods indicated, the prior performance for Nations International Value Fund reflects the performance for the Emerald International Equity Fund (inception December 27, 1995), managed by Brandes and having substantially the same investment objectives, policies, techniques and restrictions, which was reorganized into Nations International Value Fund on May 22, 1998.
 ** The returns above were calculated on a time- and asset-weighted total return basis, assuming reinvestment of all dividends, interest and income, realized and unrealized gains or losses and are net of all applicable expenses, including investment advisory fees, brokerage commission and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for any federal or state income taxes. The Brandes Composite results include all actual, fee-paying and non-fee-paying, fully discretionary accounts under management by Brandes for at least one month beginning July 1, 1990, having substantially the same investment objectives, policies, techniques and restrictions, other than client accounts denominated in currencies other than U.S. dollars. The Brandes Composite results also include performance data relating to the Brandes Institutional International Equity Fund since its inception on January 2, 1997.
*** The MSCI EAFE Index is an unmanaged index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.


Marsico Prior Performance: Mr. Thomas Marsico is responsible for the investment program of the Marsico Funds. Prior to forming Marsico Capital, Mr. Marsico served as Portfolio Manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997, and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (inception) through August 11, 1997. The average annual returns for the Janus Twenty Fund and the Janus Growth and Income Fund ("Janus Funds") from the date on which Mr. Marsico began serving as Portfolio Manager of each Janus Fund through August 7, 1997 were 22.38% and 21.19%, respectively. On August 11, 1997, the date on which Mr. Marsico ceased serving as the Portfolio Manager to both the Janus Twenty Fund and the Janus Growth and Income Fund, the Janus Twenty Fund had approximately $6 billion in net assets, and the Janus Growth and Income Fund had approximately $1.7 billion in net assets. As Executive Vice President and Portfolio Manager of the Janus Twenty Fund and the Janus Growth and Income Fund, Mr. Marsico had full discretionary authority over the selection of investments for those funds. Average annual returns for the one-year, three-year and five-year periods ended August 7, 1997, and for the period during which Mr. Marsico managed those funds compared with the performance of the S&P 500 Index were:

                                  Janus           Janus
                                 Twenty         Growth and          S&P 500
                                Fund (a)     Income Fund (a)       Index (b)
One Year (8/8/96-8/7/97)       48.21%       47.77%            46.41%
Three Years (8/11/94-8/7/97)   32.07%       31.13%            30.63%
Five Years (8/13/92-8/7/97)    20.02%       21.16%            20.98%
                                                              Janus Twenty:
                                                              18.20%(c)
During Period of                                              Janus Growth
Management by                                                 and Income:
Mr. Marsico (through 8/7/97)   22.38%       21.19%            18.59%(d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.
(b) The S&P 500 Index is adjusted to reflect reinvestment of dividends.
(c) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Twenty Fund through August 7, 1997.
(d) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Growth and Income Fund through August 7, 1997.

The Janus Twenty Fund has substantially similar investment policies, strategies, and objectives as those of Nations Marsico Focused Equities Fund, while the investment policies, strategies, and objectives of the Janus Growth and Income Fund are substantially similar to those of Nations Marsico Growth & Income Fund. Historical performance is not indicative of future performance. For a majority of the periods shown above, the expenses of the Janus Twenty Fund and the Janus Growth and Income Fund were lower than the anticipated expenses of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. Higher expenses, of course, would have resulted in lower performance. The Janus Twenty Fund and the Janus Growth and Income Fund are separate funds and their historical performance is not indicative of the potential performance of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. The Janus Twenty Fund and the Janus Growth and Income Fund were the only investment vehicles that Mr. Marsico managed during the period he was employed at Janus Capital Corporation that have substantially similar objectives, policies, and strategies as those of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.


In addition to Primary A Shares, Funds offer Primary B, Investor A, Investor B, Investor C and Daily Shares. In addition to Primary A Shares, the Non-Money Market Funds generally offer Primary B, Investor A, Investor B and Investor C Shares. Certain Funds, however, do not offer shares in every class. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Institution. To obtain additional information regarding the Funds' other classes of shares which may be available to you or to obtain the Funds' annual report, call Nations Funds at the toll-free number indicated on the cover of this Prospectus.

 How The Funds Are Managed



The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. The SAI contains the names of and general background information concerning each Director/Trustee of Nations Fund, Inc., Nations Portfolios, and Nations Fund Trust, respectively.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore, Boatmen's, Brandes or Marsico Capital serve as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund pursuant to an investment sub-advisory agreement. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.


On December 2, 1998, the Board of Directors of Nations Fund, Inc. approved INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment Management, Inc. ("Putnam") to serve with Gartmore as investment sub-advisers for Nations International Equity Fund. Pursuant to the new sub-advisory arrangements, each of the three investment sub-advisers would be responsible for managing approximately one-third of Nations International Equity Fund's assets and each investment sub-adviser would receive fees based on the actual amount of assets managed by such investment sub-adviser. In order for INVESCO and Putnam to serve as investment sub-advisers to Nations International Equity Fund, the shareholders of Nations International Equity Fund must approve the new investment sub-advisory agreements with each of INVESCO and Putnam. It is expected that the Company will call a special meeting of shareholders seeking approval of the new investment sub-advisory arrangements to be held in April 1999.


Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S Government Bond Fund. Boatmen's principal offices are located at 100 North Broadway, St. Louis, Missouri 63102. Boatmen's is a wholly owned subsidiary of NationsBank.


Brandes Investment Partners, L.P., with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to Nations International Value Fund pursuant to an investment sub-advisory agreement.


Marsico Capital Management, LLC, located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund pursuant to an investment sub-advisory agreement. On November 10, 1998, NationsBank announced its intention to exercise an option to purchase 50% ownership of Marsico Capital. Pursuant to the 1940 Act, the exercise of that option would be deemed to cause a "change in control" of Marsico Capital, resulting in the automatic termination of Marsico Capital's investment sub-advisory agreement. In order for Marsico Capital to continue serving as the investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund after the option is exercised, the shareholders of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund must approve the continuation of the investment sub-advisory agreement. Early in 1999, it is expected that the Trust will call a special meeting of shareholders seeking their approval for the continuation of the Marsico Capital investment sub-advisory agreement.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser, or which have sold shares in the Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various investment advisory agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund; .50% of the average daily net assets of each of the Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Equity Index Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund and Nations International Value Fund; .60% of the average daily net assets of each of the Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Municipal Income Fund; .85% of the average daily net assets of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; .65% of the first $100 million of

Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; and 1.10% of the average daily net assets of Nations Emerging Markets Fund.


For the services provided pursuant to investment sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .055% of Nations Prime Fund's, Nations Treasury Fund's, Nations Government Money Market Fund's and Nations Tax Exempt Fund's average daily net assets; .20% of Nations Equity Income Fund's average daily net assets; .10% of Nations Managed Index Fund's, Nations Managed SmallCap Index Fund's, Nations Managed Value Index Fund's, Nations Managed SmallCap Value Index Fund's, and Nations Equity Index Fund's average daily net assets; .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Small Company Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nation's Government Securities Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's and Nations Strategic Fixed Income Fund's average daily net assets; and .07% of Nations Municipal Income Fund's, Nations Short-Term Municipal Income Fund's and Nations Intermediate Municipal Bond Fund's average daily net assets.


For services provided pursuant to an investment sub-advisory agreement, NBAI will pay Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's, Nations Pacific Growth Fund's and Nations International Growth Fund's average daily net assets; and .85% of Nations Emerging Markets Fund's average daily net assets.


For services provided pursuant to an investment sub-advisory agreement, NBAI will pay Boatmen's sub-advisory fees, computed daily and paid monthly at the annual rate of .15% of Nations U.S. Government Bond Fund's average daily net assets.


For services provided and expenses assumed pursuant to an investment sub-advisory agreement, NBAI will pay Brandes sub-advisory fees, computed daily and paid monthly, at the annual rate of .50% of Nations International Value Fund's average daily net assets.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay Marsico Capital sub-advisory fees, computed daily and paid monthly, at the annual rate of .45% of Nations Marsico Focused Equities Fund's average daily net assets and .45% of Nations Marsico Growth & Income Fund's average daily net assets .


From time to time, NBAI (and/or TradeStreet, Gartmore, Boatmen's, Brandes or Marsico Capital) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .13%, Nations Tax Exempt Fund -- .16%, Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Equity Index Fund -- .19%, Nations Managed Index Fund -- .22%, Nations Managed SmallCap Index Fund -- .00%, Nations Balanced Assets Fund -- .75%, Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income Fund --
 .30%, Nations Diversified Income Fund -- .50%, Nations Strategic Fixed Income Fund -- .48%, Nations Municipal Income Fund -- .38%, Nations Short-Term Municipal Income Fund -- .14%, Nations Intermediate Municipal Bond Fund --
 .28%, Nations Managed Value Index Fund -- .03%, Nations Managed SmallCap Value Index Fund -- .02%.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Marsico Focused Equities Fund -- .85% and Nations Marsico Growth & Income Fund -- .00%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .17%, Nations Treasury Fund -- .18%, Nations Equity Income Fund -- .64%, Nations International Equity Fund -- .90%, Nations Government Securities Fund -- .50%, Nations U.S. Government Bond Fund -- .33%, Nations Small Company Growth Fund -- .70% and Nations International Growth Fund -- .87%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10% and Nations Pacific Growth Fund -- .90%.



For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, advisory fees of .90% of the Nations International Value Fund's average daily net assets (formerly called the Emerald International Equity Fund).

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .055%, Nations Tax Exempt Fund --
 .055%, Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Equity Index Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Managed Value Index Fund -- .10%, Nations Managed SmallCap Value Index Fund -- .10%, Nations Balanced Assets Fund -- .25%, Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Municipal Income Fund --
 .07%, Nations Short-Term Municipal Income Fund -- .07%, Nations Intermediate Municipal Bond Fund -- .07%, Nations Prime Fund -- .055%, Nations Treasury Fund -- .055%, Nations Equity Income Fund -- .20%, Nations Government Securities Fund -- .15% and Nations Small Company Growth Fund -- .25%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid Gartmore under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations International Equity Fund -- .70%, and Nations International Growth Fund -- .70%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid Boatmen's under the investment sub-advisory agreement, sub-advisory fees at the rate of .15% of Nations U.S. Government Bond Fund's average daily assets.


For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, Barnett paid Brandes, under a previous investment sub-advisory agreement, sub-advisory fees of .50% of the Nations International Value Fund.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, NBAI paid Marsico Capital under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Marsico Focused Equities Fund -- .45% and Nations Marsico Growth & Income Fund -- .45%.


The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund.


The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Tax Exempt Fund.

The Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund.


The Structured Products Management Team of TradeStreet is responsible for the day-to-day management of Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Disciplined Equity Fund and Nations Equity Income Fund.


The Value Management Team of TradeStreet is responsible for the day-to-day management of Nations Value Fund and Nations Balanced Assets Fund.


The Core Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Capital Growth Fund.


The Strategic Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Emerging Growth Fund and Nations Small Company Growth Fund.


The Municipal Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, and Nations Municipal Income Fund.


Philip Ehrmann is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in developing countries (since June
1998). Mr. Ehrmann is also Principal Portfolio Manager of Nations Emerging Markets Fund (since 1995) and is Head of the Gartmore Emerging Markets Team. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.


Seok Teoh is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Asia (since June 1998). Ms. Teoh is also Principal Portfolio Manager of Nations Pacific Growth Fund (since that Fund's inception in June 1995). She has been with Gartmore since 1990 as the London based manager of its Far East Team . Previously, Ms. Teoh managed four equity funds for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is native to Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Mark Fawcett is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Japan (since June 1998). He is also Senior Investment Manager for the Gartmore Japanese Equities Team. Mr. Fawcett joined Gartmore as an investment manager on the Japanese Equity Team in 1991 and has specific responsibility for large stock research. Before joining Gartmore in Tokyo he worked on the Far East desk of Provident Mutual, a major London-based Life Assurance company, managing funds invested in Japan. Mr. Fawcett graduated from Oxford University in 1986 with an honours degree in Mathematics and Philosophy.


Stephen Jones is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Europe (since June 1998). He is also the Head of Gartmore European Equities. Mr. Jones joined Gartmore as a senior investment manager in the European Equities Team in 1994 and was appointed Head of the European Equity Team in 1995. He began his career at the Prudential in 1984, spending a year as a business analyst before becoming the personal assistant to the Group Chief Executive. In 1987, he became a European equities investment manager focusing primarily on France, Belgium and Switzerland. Mr. Jones graduated from Manchester University in 1984 with an honours degree in Economics.


Stephen Watson is Co-Portfolio Manager for Nations International Equity Fund, responsible for allocating the Fund's assets among the various regions in which it invests, as well as determining the Fund's investments in regions not covered by the other Co-Portfolio Managers (since June 1998). Mr. Watson had been the sole Portfolio Manager of the Fund since February 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Chief Investment Officer of Gartmore Global Partners and is a member of Gartmore's Global Policy Group. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Motagu. Mr. Watson is a member of the Securities Institute.


Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill jointed Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with an MA Honours degree in Political Economy.

The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of Nations U.S. Government Bond Fund.

Brandes' Investment Committee is responsible for the day-to-day management of Nations International Value Fund.

Thomas F. Marsico is the Chief Executive Officer of Marsico Capital and has been the Portfolio Manager of both Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund since each Fund's respective inception. Prior to forming Marsico Capital, Mr. Marsico was a portfolio manager with Janus Funds for 11 years and was responsible for the day-to-day management of Janus Twenty Fund and Janus Growth and Income Fund. Overall, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager before becoming the Portfolio Manager of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as administrator of Nations Funds. On December 31, 1998, NBAI began serving as co-administrator of the Funds with Stephens. Under the new arrangements, which will become effective on a Fund by Fund basis during the fourth quarter of 1998 and the first quarter of 1999, Stephens and NBAI provide various administrative, accounting and corporate secretarial services to the Funds. Stephens and NBAI shall be entitled to receive a combined fee at the indicated annual rate of the following Funds' average daily net assets: money market Funds -- .10% (which is the same contractual rate as the prior arrangements), fixed income Funds --
 .12%, international Funds -- .12%, domestic equity Funds -- .13%, as well as certain out-of-pocket expenses. These fee rates will become effective for all of the Funds by the end of the first quarter of 1999.

Effective at the same time as each Fund's new co-administration arrangements, The Bank of New York ("BNY") will begin serving as sub-administrator for the

Fund. Under the sub-administration arrangements, BNY assists NBAI and Stephens in performing certain administrative and accounting services.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .08%, Nations Tax Exempt Fund -- .08%, Nations Value Fund --
 .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Equity Index Fund -- .09%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund
-- .10%, Nations Managed Value Index Fund -- .10%, Nations Managed SmallCap Value Index Fund -- .10%, Nations Balanced Assets Fund -- .10%, Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund --
 .10%, Nations Diversified Income Fund -- .10%, Nations Strategic Fixed Income Fund -- .10%, Nations Municipal Income Fund -- .08%, Nations Short-Term Municipal Income Fund -- .08%, and Nations Intermediate Municipal Bond Fund --
 .08%.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Marsico Focused Equities Fund -- .10% and Nations Marsico Growth & Income Fund -- .10%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .08%, Nations Treasury Fund -- .08%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10%, Nations International Growth Fund -- .10%, Nations Small Company Growth Fund -- .10%, Nations Government Securities Fund -- .10% and U.S. Government Bond Fund -- .10%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .10% and Nations Pacific Growth Fund -- .10%.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Funds.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and /or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


BNY (the "Custodian") provides custodial services for the assets of all Nations Funds, except the International Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' Money Market Funds.


BNY, located at Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the International Funds.


First Data Investor Services Group, Inc. serves as transfer agent ("First Data" or the "Transfer Agent") for the Funds' Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109. NationsBank serves as the sub-transfer agent for each Fund's Primary A Shares and is entitled to receive an annual fee of $251,000 from First Data for performing such services.


PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Directors, Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors deems appropriate.

     Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.


Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds, in general, currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Certain Funds, however, do not offer shares in every class. This Prospectus relates only to the Primary A Shares of the following Funds of Nations Fund Trust: Nations Government Money Market Fund, Nations Tax Exempt Fund, Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, and Nations Intermediate Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the 1940 Act requires voting by fund.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


Nations Fund, Inc.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 480,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of the following Funds of Nations Fund, Inc.: Nations Prime Fund, Nations Treasury Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations International Value Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund and Nations Government Securities Fund. To obtain additional information regarding other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.


Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Nations Portfolios: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of the following Funds of Nations Portfolios: Nations Emerging Markets Fund and Nations Pacific Growth Fund. To obtain additional information regarding other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

On October 7, 1998, the Board of Directors of Nations Fund Portfolios, Inc. approved an Agreement and Plan of Consolidation (the "Plan"). Under the Plan, Nations Emerging Markets Fund will acquire all of the assets of Nations Pacific Growth Fund in exchange for corresponding shares of Nations Emerging Markets Fund and the assumption by Nations Emerging Markets Fund of all liabilities of Nations Pacific Growth Fund. If this Plan is approved by shareholders of Nations Pacific Growth Fund at a Special Meeting of Nations Pacific Growth Fund's Shareholders that will likely be called for early March 1999, the consolidation is expected to occur before the end of the first quarter of 1999.


Because this Prospectus combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning another investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment


 How To Buy Shares

There is a minimum initial investment of $250,000 for each record holder; there is no minimum subsequent investment.

Primary A Shares of the Funds may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.


The Funds reserve the right, in their discretion, to make Primary A Shares available to other categories of inves-tors, including those who become eligible in connection with a merger or reorganization.


Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.


Purchases of the Money Market Funds may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Bank Business Day"). Purchases of the Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Unless otherwise specified, the term "Business Day" in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund, and a NYSE Business Day with respect to a Non-Money Market Fund.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.


Effective Time of Purchases -- Money Market Funds:
Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents. A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). A purchase order received after such time will not be accepted; notice thereof will be given to the Institution or investor placing the order, and any funds received will be returned promptly to the sending Institution or investor. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents.


Effective Time of Purchases -- Non-Money Market Funds: Purchase orders for Primary A Shares in the Non-Money Market Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor.


Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents. Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


 How To Redeem Shares

With respect to the Money Market Funds, redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to the Institution or investor. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund) for execution on that Business Day.


Redemption orders for Primary A Shares of the Non-Money Market Funds received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next

Business Day and priced according to the net asset value determined on the next Business Day.


Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days following receipt of the order.


Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents.

Nations Funds may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances may also be redeemed at the direction of an Institution pursuant to arrangements between the Institution and its Customers. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

 How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of a Fund to acquire Primary A Shares of another Nations Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens, the Transfer Agent or their respective agents. Investors should consult their Institution, Stephens, or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.

 How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Funds are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), each Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Non-Money Market Funds will be priced as of the time the Exchange closes. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The assets in the Money Market Funds are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Directors or Trustees.

     How Dividends And Distributions Are Made; Tax Information



Dividends And Distributions

Money Market Funds: Dividends from net investment income for each of the Money Market Funds are declared daily at 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Primary A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (e.g., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his Primary A Shares in a Fund. To the extent that there are any net realized short-term capital gains, they will be paid at least annually.


Non-Money Market Funds: Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund and Nations International Value Fund. Dividends from net investment income are declared and paid each calendar quarter by all other Equity Funds, Index Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


Primary A Shares of the Bond Funds and Tax-Exempt Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Primary A Shares of the Equity Funds, Index Funds and the Balanced Fund are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Primary A Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Dividends and distributions are paid in cash within five Business Days of the end of the month, quarter or year to which the payment relates. Dividends are paid in the form of additional Primary A Shares of the same Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in a Fund.


Tax Information


Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares.


Corporate shareholders in the Funds may be entitled to the dividends-received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund.



Substantially all of the net realized long-term capital gains of the Non-Money Market Funds, if any, will be distributed at least annually to such Funds' shareholders. These Funds generally will have no tax liability with respect to such gains, and the distributions generally will be taxable to such shareholders as net capital gain, regardless of how long the shareholders have held such Funds' shares and whether such distributions are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates. The Money Market Funds do not expect to realize long-term capital gains and, therefore, do not expect to distribute such capital gains distributions.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and distributions during the prior year. Such dividends and distributions may also be subject to state and local taxes.


Dividends and distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any distributions (other than exempt-interest dividends, described below) paid by Nations Funds and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchanges and redemptions-in-kind). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends paid to certain foreign shareholders.


Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each Fund consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


Nations Tax Exempt Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund: Each of these Funds is entitled to pass through to their shareholders tax-exempt interest income ("exempt-interest dividends") subject to certain conditions which these Funds intend to satisfy. To the extent that any of these Funds earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. The policy of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income net of certain deductions and 90% of their investment company taxable income. Nations Tax Exempt Fund does not intend to earn investment company taxable income or long-term capital gains. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See the SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund, Nations Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Short-Term Municipal Income Fund may be taxable to investors under state or local law even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

     Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.


The following financial highlights for Primary A Shares of Nations International Value Fund have been derived from the audited financial statements of the Emerald International Equity Fund (the predecessor portfolio). KPMG Peat Marwick LLP were the independent auditors for the Emerald International Equity Fund for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997. PricewaterhouseCoopers LLP was the independent accountant for the Emerald International Equity Fund for the fiscal period from December 27, 1995 through November 30, 1996. The reports of KPMG Peat Marwick LLP for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997 of the Emerald International Equity Fund accompany the financial statements for such periods and are incorporated by reference in the SAI, which is available upon request.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Prime Fund


                                                                  YEAR           YEAR
                                                                ENDED           ENDED
Primary A Shares                                               03/31/98        03/31/97
Operating performance:
Net asset value, beginning of year                           $    1.00       $    1.00
Net investment income                                           0.0547          0.0520
Distributions:
Dividends from net investment income                           (0.0547)        (0.0520)
Total dividends and distributions                              (0.0547)        (0.0520)
Net asset value, end of year                                 $    1.00       $    1.00
Total return++                                                    5.61 %          5.34 %
Ratio to average net assets/supplemental data:
Net assets, end of year (in 000's)                          $2,852,555      $2,533,688
Ratio of operating expenses to average net assets                 0.30 %          0.30 %
Ratio of net investment income to average net assets              5.48 %          5.21 %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                            0.35 %          0.35 %



                                                                 PERIOD          YEAR             YEAR
                                                                ENDED           ENDED           ENDED
Primary A Shares                                             03/31/96(a)       05/31/95        05/31/94
Operating performance:
Net asset value, beginning of year                           $   1.00        $    1.00       $    1.00
Net investment income                                           0.0468           0.0519          0.0318
Distributions:
Dividends from net investment income                          (0.0468)         (0.0519)        (0.0318)
Total dividends and distributions                             (0.0468)         (0.0519)        (0.0318)
Net asset value, end of year                                 $   1.00        $    1.00       $    1.00
Total return++                                                  4.79  %          5.32  %         3.22  %
Ratio to average net assets/supplemental data:
Net assets, end of year (in 000's)                           $2,472,469      $2,873,096      $2,883,762
Ratio of operating expenses to average net assets               0.30  %+         0.30  %         0.30  %
Ratio of net investment income to average net assets            5.62  %+         5.23  %         3.20  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                          0.37  %+         0.38  %         0.37  %

     * Nations Prime Fund Primary A Shares commenced operations on December 15, 1986.
     + Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


Nations Prime Fund (cont.)



                                                                  YEAR             YEAR
                                                                ENDED             ENDED
Primary A Shares                                               05/31/93          05/31/92
Operating performance:
Net asset value, beginning of year                           $    1.00      $  1.00
Net investment income                                            0.0328       0.0506
Distributions:
Dividends from net investment income                           (0.0328)     (0.0506)
Total dividends and distributions                              (0.0328)     (0.0506)
Net asset value, end of year                                 $    1.00      $  1.00
Total return++                                                   3.33  %      5.19  %+++
Ratio to average net assets/supplemental data:
Net assets, end of year (in 000's)                           $1,156,266     $500,476
Ratio of operating expenses to average net assets                0.30  %      0.30  %
Ratio of net investment income to average net assets             3.25  %      5.03  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                           0.36  %      0.42  %



                                                                 YEAR             YEAR                 YEAR
                                                                ENDED            ENDED               ENDED
Primary A Shares                                              05/31/91          05/31/90           05/31/89*
Operating performance:
Net asset value, beginning of year                         $  1.00         $  1.00             $  1.00
Net investment income                                        0.0749          0.0855              0.0839
Distributions:
Dividends from net investment income                       (0.0749)        (0.0855)            (0.0839)
Total dividends and distributions                          (0.0749)        (0.0855)            (0.0839)
Net asset value, end of year                               $  1.00         $  1.00             $  1.00
Total return++                                             7.75%+ ++         8.88  %+++          8.71  %+++
Ratio to average net assets/supplemental data:
Net assets, end of year (in 000's)                         $574,993        $433,298            $115,295
Ratio of operating expenses to average net assets            0.30  %         0.32  %             0.35  %
Ratio of net investment income to average net assets         7.47  %         8.43  %             8.11  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.44  %         0.50  %+++          0.55  %+++

  * Nations Prime Fund Primary A Shares commenced operations on December 15,
    1986.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Treasury Fund



                                                                 YEAR          YEAR
                                                               ENDED          ENDED
Primary A Shares                                              03/31/98       03/31/97
Operating performance:
Net asset value, beginning of year                          $  1.00        $    1.00
Net investment income                                         0.0531           0.0509
Distributions:
Dividends from net investment income                        (0.0531)         (0.0509)
Total dividends and distributions                           (0.0531)         (0.0509)
Net asset value, end of year                                $  1.00        $    1.00
Total return++                                                5.43  %          5.22  %
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                          $615,185       $1,345,585
Ratio of operating expenses to average net assets             0.30  %          0.30  %
Ratio of net investment income to average net assets          5.31  %          5.09  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        0.35  %          0.35  %



                                                                 PERIOD          YEAR           YEAR
                                                                ENDED           ENDED           ENDED
Primary A Shares                                             03/31/96(a)       05/31/95        05/31/94
Operating performance:
Net asset value, beginning of year                         $ 1.00            $    1.00       $    1.00
Net investment income                                       0.0458               0.0494          0.0297
Distributions:
Dividends from net investment income                       (0.0458)            (0.0494)        (0.0297)
Total dividends and distributions                          (0.0458)#           (0.0494)#       (0.0297)
Net asset value, end of year                               $ 1.00            $    1.00       $    1.00
Total return++                                              4.67  %              5.05  %         2.99  %
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                         $821,030          $2,896,868      $2,679,992
Ratio of operating expenses to average net assets           0.30  %+             0.30  %         0.30  %
Ratio of net investment income to average net assets        5.52  %+             4.99  %         2.97  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                      0.37  %+             0.35  %         0.36  %

Nations Treasury Fund (cont.)



                                                                  YEAR             YEAR
                                                                ENDED             ENDED
Primary A Shares                                               05/31/93          05/31/92
Operating performance:
Net asset value, beginning of year                           $    1.00        $    1.00
Net investment income                                            0.0307           0.0483
Distributions:
Dividends from net investment income                           (0.0307)         (0.0483)
Total dividends and distributions                              (0.0307)         (0.0483)
Net asset value, end of year                                 $    1.00        $    1.00
Total return++                                                   3.12  %          4.95  %+++
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                           $2,956,796       $1,094,741
Ratio of operating expenses to average net assets                0.30  %          0.29  %
Ratio of net investment income to average net assets             3.02  %          4.82  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                           0.36  %          0.42  %



                                                                 YEAR             YEAR                 YEAR
                                                                ENDED            ENDED               ENDED
Primary A Shares                                              05/31/91          05/31/90           05/31/89*
Operating performance:
Net asset value, beginning of year                         $  1.00         $  1.00            $ 1.00
Net investment income                                        0.0721          0.0829            0.0802
Distributions:
Dividends from net investment income                       (0.0721)        (0.0829)           (0.0802)
Total dividends and distributions                          (0.0721)        (0.0829)           (0.0802)
Net asset value, end of year                               $  1.00         $  1.00            $ 1.00
Total return++                                             7.46%+ ++         8.61  %+++        8.33  %+++
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                         $955,186        $392,843           $90,946
Ratio of operating expenses to average net assets            0.25  %         0.25  %           0.39  %
Ratio of net investment income to average net assets         7.04  %         8.18  %           7.93  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.43  %         0.59  %+++        0.58  %+++

  * Nations Treasury Fund Primary A Shares commenced operations on December
    15, 1986.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount includes distributions from net realized gains of less than
    $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Government Money Market Fund


                                     YEAR         YEAR          PERIOD          YEAR
                                   ENDED         ENDED          ENDED          ENDED
Primary A Shares                  03/31/98      03/31/97     03/31/96(a)      11/30/95
Operating performance:
Net asset value, beginning
of year                         $  1.00       $  1.00      $ 1.00           $  1.00
Net investment income             0.0524        0.0503      0.0173            0.0558
Distributions:
Dividends from net
investment income               (0.0524)      (0.0503)     (0.0173)         (0.0558)
Total dividends and
 distributions                  (0.0524)      (0.0503)     (0.0173)         (0.0558)
Net asset value, end of year    $  1.00       $  1.00      $ 1.00           $  1.00
Total return++                    5.39  %       5.18  %     1.74  %           5.72  %
Ratios to average net
assets/supplemental data:
Net assets, end of year
(in 000's)                      $217,506      $299,394     $336,771         $332,895
Ratio of operating expenses
 to average net assets            0.30  %       0.30  %     0.30  %+          0.30  %
Ratio of net investment
 income to average net
 assets                           5.25  %       5.03  %     5.20  %+          5.58  %
Ratio of operating expenses
 to average net assets
 without waivers and/or
 expense reimbursements           0.59  %       0.57  %     0.59  %+          0.57  %



                                     YEAR          YEAR              YEAR              PERIOD
                                    ENDED         ENDED            ENDED               ENDED
Primary A Shares                  11/30/94       11/30/93         11/30/92           11/30/91*
Operating performance:
Net asset value, beginning
of year                        $  1.00         $  1.00       $  1.00             $  1.00
Net investment income            0.0375          0.0294        0.0358              0.0571
Distributions:
Dividends from net
investment income              (0.0375)#       (0.0294)      (0.0358)            (0.0571)
Total dividends and
 distributions                 (0.0375)        (0.0294)      (0.0358)            (0.0571)
Net asset value, end of year   $  1.00         $  1.00       $  1.00             $  1.00
Total return++                   3.84  %         2.96  %       3.63  %+++          5.87  %+++
Ratios to average net
assets/supplemental data:
Net assets, end of year
(in 000's)                     $432,729        $475,180      $414,412            $333,979
Ratio of operating expenses
 to average net assets           0.30  %         0.30  %       0.42  %             0.43  %+
Ratio of net investment
 income to average net
 assets                          3.79  %         2.91  %       3.55  %             5.49  %+
Ratio of operating expenses
 to average net assets
 without waivers and/or
 expense reimbursements          0.59  %         0.56  %       0.58  %             0.62  %+

  * Nations Government Money Market Fund Primary A Shares commenced operations on December 3, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount includes distributions from net realized gains of less than
    $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Tax Exempt Fund



                                                                  YEAR           YEAR
                                                                ENDED           ENDED
Primary A Shares                                               03/31/98        03/31/97
Operating performance:
Net asset value, beginning of year                           $    1.00       $    1.00
Net investment income                                            0.0345          0.0324
Distributions:
Dividends from net investment income                           (0.0345)        (0.0324)
Total dividends and distributions                              (0.0345)        (0.0324)
Net asset value, end of year                                 $    1.00       $    1.00
Total return++                                                   3.48  %         3.29  %
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                           $2,001,083      $1,184,313
Ratio of operating expenses to average net assets                0.30  %         0.30  %
Ratio of net investment income to average net assets             3.43  %         3.25  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                           0.56  %         0.55  %



                                                                 PERIOD         YEAR          YEAR
                                                                ENDED          ENDED         ENDED
Primary A Shares                                             03/31/96(a)      11/30/95     11/30/94
Operating performance:
Net asset value, beginning of year                           $   1.00       $  1.00       $  1.00
Net investment income                                           0.0112        0.0361        0.0257
Distributions:
Dividends from net investment income                          (0.0112)      (0.0361)      (0.0257)
Total dividends and distributions                             (0.0112)      (0.0361)      (0.0257)
Net asset value, end of year                                 $   1.00       $  1.00       $  1.00
Total return++                                                  1.12  %       3.68  %       2.60  %
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                           $1,078,764     $905,125      $820,677
Ratio of operating expenses to average net assets               0.30  %+      0.30  %       0.27  %
Ratio of net investment income to average net assets            3.35  %+      3.62  %       2.59  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                          0.58  %+      0.57  %       0.59  %

Nations Tax Exempt Fund (cont.)



                                                                 YEAR            YEAR
                                                               ENDED            ENDED
Primary A Shares                                              11/30/93         11/30/92
Operating performance:
Net asset value, beginning of year                          $  1.00       $  1.00
Net investment income                                         0.0223        0.0267
Distributions:
Dividends from net investment income                        (0.0223)      (0.0267)
Total dividends and distributions                           (0.0223)      (0.0267)
Net asset value, end of year                                $  1.00       $  1.00
Total return++                                                2.27  %       2.70  %+++
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                          $701,403      $329,265
Ratio of operating expenses to average net assets             0.23  %       0.40  %
Ratio of net investment income to average net assets          2.23  %       2.65  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        0.59  %       0.57  %



                                                                    YEAR               YEAR                 YEAR
                                                                  ENDED               ENDED               ENDED
Primary A Shares                                                 11/30/91            11/30/90           11/30/89*
Operating performance:
Net asset value, beginning of year                          $  1.00             $  1.00             $  1.00
Net investment income                                         0.0422              0.0550              0.0600
Distributions:
Dividends from net investment income                        (0.0422)            (0.0550)            (0.0600)
Total dividends and distributions                           (0.0422)            (0.0550)            (0.0600)
Net asset value, end of year                                $  1.00             $  1.00             $  1.00
Total return++                                                4.31  %+++          5.63  %+++          6.17  %+++
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                          $168,829            $173,834            $145,109
Ratio of operating expenses to average net assets             0.42  %             0.40  %             0.40  %
Ratio of net investment income to average net assets          4.23  %             5.51  %             6.00  %
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        0.60  %             0.75  %             0.74  %

  * Nations Tax Exempt Fund Primary A Shares commenced operations on March
    14, 1988.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Value Fund

                                                                     YEAR             YEAR
                                                                   ENDED             ENDED
Primary A Shares                                                 03/31/98#          03/31/97
Operating performance:
Net asset value, beginning of period                            $  17.87          $  16.60
Net investment income                                              0.20              0.26
Net realized and unrealized gain/(loss) on investments             5.98              2.69
Net increase/(decrease) in net asset value from operations         6.18              2.95
Distributions:
Dividends from net investment income                             ( 0.19)           ( 0.26)
Distributions from net realized capital gains                    ( 3.94)           ( 1.42)
Total dividends and distributions                                ( 4.13)           ( 1.68)
Net asset value, end of period                                  $  19.92          $  17.87
Total return++                                                    38.53%            18.07%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $2,248,460        $1,200,853
Ratio of operating expenses to average net assets                  0.95%(b)          0.97%(b)
Ratio of net investment income to average net assets               1.04%             1.51%
Portfolio turnover rate                                              79%               47%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                             0.95%(b)          0.97%(b)



                                                                  PERIOD       YEAR           YEAR
                                                                 ENDED         ENDED        ENDED
Primary A Shares                                              03/31/96(a)    11/30/95      11/30/94
Operating performance:
Net asset value, beginning of period                           $  16.21     $ 12.98       $  13.74
Net investment income                                             0.07         0.27          0.24
Net realized and unrealized gain/(loss) on investments            1.06         3.91        ( 0.23)
Net increase/(decrease) in net asset value from operations        1.13         4.18          0.01
Distributions:
Dividends from net investment income                            ( 0.12)       ( 0.28)      ( 0.23)
Distributions from net realized capital gains                   ( 0.62)       ( 0.67)      ( 0.54)
Total dividends and distributions                               ( 0.74)       ( 0.95)      ( 0.77)
Net asset value, end of period                                 $  16.60     $ 16.21       $  12.98
Total return++                                                    7.20%        34.53%      ( 0.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $998,957     $956,669      $799,743
Ratio of operating expenses to average net assets                 0.96%+        0.94%        0.93%
Ratio of net investment income to average net assets              1.30%+        1.90%        1.85%
Portfolio turnover rate                                             12%           63%          75%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                            0.96%+        0.94%        0.93%

Nations Value Fund (cont.)

                                                                  YEAR          YEAR
                                                                 ENDED          ENDED
Primary A Shares                                               11/30/93       11/30/92
Operating performance:
Net asset value, beginning of period                          $ 12.45       $  11.16
Net investment income                                            0.24          0.28
Net realized and unrealized (gain/loss) on investments           1.38          1.57
Net increase/(decrease) in net asset value from operations       1.62          1.85
Distributions:
Dividends from net investment income                            ( 0.24)      ( 0.27)
Distributions from net realized capital gains                   ( 0.09)      ( 0.29)
Total dividends and distributions                               ( 0.33)      ( 0.56)
Net asset value, end of period                                $ 13.74       $  12.45
Total return++                                                   13.19%       17.00%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $707,185      $282,138
Ratio of operating expenses to average net assets                 0.96%        0.90%
Ratio of net investment income to average net assets              1.98%        2.31%
Portfolio turnover rate                                             64%          60%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                            0.97%        0.97%



                                                                    YEAR             YEAR              PERIOD
                                                                   ENDED             ENDED             ENDED
Primary A Shares                                                 11/30/91          11/30/90         11/30/89*#
Operating performance:
Net asset value, beginning of period                          $  9.71          $ 10.04           $ 10.00
Net investment income                                           0.34             0.35              0.08
Net realized and unrealized (gain/loss) on investments          1.47           ( 0.36)           ( 0.04)
Net increase/(decrease) in net asset value from operations      1.81           ( 0.01)             0.04
Distributions:
Dividends from net investment income                          ( 0.36)          ( 0.32)              --
Distributions from net realized capital gains                     --               --               --
Total dividends and distributions                             ( 0.36)          ( 0.32)              --
Net asset value, end of period                                $ 11.16          $  9.71           $ 10.04
Total return++                                                 18.79%+++       ( 0.16)%+++         0.40%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $82,360          $19,769           $5,161
Ratio of operating expenses to average net assets               0.53%            0.21%             0.49%+
Ratio of net investment income to average net assets            3.33%            4.19%             4.41%+
Portfolio turnover rate                                           51%              24%              --
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                          0.99%            1.11%             1.41%+

  * Nations Value Fund Primary A Shares commenced operations on September
    19, 1989.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Equity Income Fund



                                    YEAR            YEAR           PERIOD
                                   ENDED            ENDED          ENDED
Primary A Shares                 03/31/98#        03/31/97      03/31/96(a)
Operating performance:
Net asset value, beginning
 of period                   $ 12.30          $ 13.14            $  11.81
Net investment income          0.29             0.43                0.30
Net realized and unrealized
 gain on investments           3.79             1.55                1.77
Net increase/(decrease) in
 net asset value from
 operations                    4.08             1.98                2.07
Distributions:
Dividends from net
 investment income           ( 0.28)          ( 0.41)             ( 0.37)
Distributions from net
 realized capital gains      ( 2.16)          ( 2.41)             ( 0.37)
Total dividends and
 distributions               ( 2.44)          ( 2.82)             ( 0.74)
Net asset value, end of
 period                      $ 13.94           12.30             $  13.14
Total return++                37.21%           15.62%              17.98%
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                  $915,630         $200,772           $283,142
Ratio of operating expenses
 to average net assets         0.86%(b)         0.91%(b)            0.90%+
Ratio of net investment
 income to average net
 assets                        2.22%            3.09%               2.84%+
Portfolio turnover rate         74%             102%                  59%
Ratio of operating expenses
 to average net assets
 without waivers and/or
 expense reimbursements        0.86%(b)         0.91%(b)            0.90%+



                                 YEAR          YEAR        YEAR           YEAR          PERIOD
                                 ENDED        ENDED        ENDED         ENDED           ENDED
Primary A Shares               05/31/95      5/31/94      5/31/93       5/31/92        5/31/91*
Operating performance:
Net asset value, beginning
 of period                    $ 11.43      $ 12.06      $ 11.41     $ 10.19         $ 10.00
Net investment income            0.42         0.38         0.37       0.34            0.05
Net realized and unrealized
 gain on investments             1.11         0.22         1.08       1.25            0.14
Net increase/(decrease) in
 net asset value from
 operations                      1.53         0.60         1.45       1.59            0.19
Distributions:
Dividends from net
 investment income              ( 0.42)      ( 0.42)      ( 0.35)    ( 0.30)            --
Distributions from net
 realized capital gains         ( 0.73)      ( 0.81)      ( 0.45)    ( 0.07)            --
Total dividends and
 distributions                  ( 1.15)      ( 1.23)      ( 0.80)    ( 0.37)            --
Net asset value, end of
 period                       $ 11.81      $ 11.43      $ 12.06     $ 11.41         $ 10.19
Total return++                   14.79%        5.00%       13.30%   15.91%++ +        1.90%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                   $283,082     $225,740     $175,949    $18,104         $10,194
Ratio of operating expenses
 to average net assets            0.92%        0.94%        0.92%      1.10%          1.12%+
Ratio of net investment
 income to average net
 assets                           3.75%        3.41%        3.37%      3.15%          3.66%+
Portfolio turnover rate            158%         116%          55%        84%             9%
Ratio of operating expenses
 to average net assets
 without waivers and/or
 expense reimbursements           0.93%        0.95%        1.04%      2.21%          1.80%+

  * Nations Equity Income Fund Primary A Shares commenced operations on
    April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Emerging Growth Fund



                                                        YEAR            YEAR
                                                       ENDED            ENDED
Primary A Shares                                     03/31/98#        03/31/97#
Operating performance:
Net asset value, beginning of period             $ 12.86          $ 14.04
Net investment income/(loss)                     ( 0.06)          ( 0.04)
Net realized and unrealized gain/(loss) on
 investments                                       5.55             0.20
Net increase/(decrease) in net asset value from
 operations                                        5.49             0.16
Distributions:
Distributions from net realized capital gains    ( 1.79)          ( 1.34)
Total dividends and distributions                ( 1.79)          ( 1.34)
Net asset value, end of period                   $ 16.56          $ 12.86
Total return++                                    45.09%            0.48%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)             $318,584         $267,319
Ratio of operating expenses to average net
 assets                                            0.98%(c)         0.98%(c)
Ratio of operating expenses to average net
 assets including interest expense                 0.99%               N/A
Ratio of net investment income/(loss) to
 average net assets                              ( 0.42%)         ( 0.26)%
Portfolio turnover rate                             76%              93%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    0.98%(c)         0.98%(c)



                                                       PERIOD         YEAR          YEAR        PERIOD
                                                       ENDED          ENDED        ENDED         ENDED
Primary A Shares                                   03/31/96#(a)     11/30/95     11/30/94#     11/30/93*
Operating performance:
Net asset value, beginning of period               $  14.28        $ 11.41       $  10.87    $ 10.00
Net investment income/(loss)                        ( 0.00)(b)        0.01        ( 0.03)    ( 0.01)
Net realized and unrealized gain/(loss) on
 investments                                          1.26            3.26          0.71       0.89
Net increase/(decrease) in net asset value from
 operations                                           1.26            3.27          0.68       0.88
Distributions:
Distributions from net realized capital gains       ( 1.50)          ( 0.40)      ( 0.14)    ( 0.01)
Total dividends and distributions                   ( 1.50)          ( 0.40)      ( 0.14)    ( 0.01)
Net asset value, end of period                     $  14.04        $ 14.28       $  11.41    $ 10.87
Total return++                                        9.87%           29.95%        6.26%      8.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $295,764        $269,484      $182,459    $121,281
Ratio of operating expenses to average net
 assets                                               0.99%+           0.98%        1.01%      0.80%+
Ratio of operating expenses to average net
 assets including interest expense                    N/A             N/A          N/A          N/A
Ratio of net investment income/(loss) to
 average net assets                                 ( 0.06)%+          0.08%      ( 0.29)%   ( 0.15)%+
Portfolio turnover rate                                 39%             139%         129%       159%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                       0.99%+           0.98%        1.01%      1.01%

  * Nations Emerging Growth Fund Primary A Shares commenced operations on December 4, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Small Company Growth Fund



                                                                                                 PERIOD
                                                                                                 ENDED
Primary A Shares                                                                               03/31/98*
Operating performance:
Net asset value at the beginning of the period                                            $ 12.07
Net investment income                                                                       0.01
Net realized and unrealized gain on investments                                             4.43
Net increase in net asset value from operations                                             4.44
Distributions:
Dividends from net investment income                                                      ( 0.01)
Distributions from net realized capital gains                                             ( 0.71)
Total dividends and distributions                                                         ( 0.72)
Net asset value at the end of the period                                                  $ 15.79
Total return ++                                                                            37.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                      $235,427
Ratio of operating expenses to average net assets                                           0.95%+(a)
Ratio of operating expenses to average net assets including interest expense                0.95%+
Ratio of net investment income/(loss) to average net assets                                 0.05%+
Portfolio turnover rate                                                                      59%
Ratio of expenses to average net assets (without waivers and/or expense reimbursements)     1.26%+(a)



                                                                                              PERIOD         PERIOD
                                                                                              ENDED         ENDED
Primary A Shares                                                                             5/16/97*    08/31/96*(b)
Operating performance:
Net asset value at the beginning of the period                                              $  10.65     $ 10.00
Net investment income                                                                          0.04        0.09
Net realized and unrealized gain on investments                                                1.47        0.64
Net increase in net asset value from operations                                                1.51        0.73
Distributions:
Dividends from net investment income                                                         ( 0.04)     ( 0.08)
Distributions from net realized capital gains                                                ( 0.05)         --
Total dividends and distributions                                                            ( 0.09)     ( 0.08)
Net asset value at the end of the period                                                    $  12.07     $ 10.65
Total return ++                                                                               14.21%       7.37%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $109,450     $70,483
Ratio of operating expenses to average net assets                                              0.98%+      1.00%+
Ratio of operating expenses to average net assets including interest expense                     --          --
Ratio of net investment income/(loss) to average net assets                                    0.54%+      1.06%+
Portfolio turnover rate                                                                          48%         31%
Ratio of expenses to average net assets (without waivers and/or expense reimbursements)        1.41%+      1.54%+

* The financial information for the fiscal periods prior to May 23, 1997 reflect the financial information for the Pilot Small Capitalization Equity Fund's Pilot Shares, which were reorganized into the Primary A Shares of Nations Small Company Growth Fund as of May 23, 1997. Prior to May 23, 1997, the investment adviser to Nations Small Company Growth Fund was Boatman's Trust Company. Effective May 23, 1997, the investment adviser to Nations Small Company Growth Fund was TradeStreet Investment Associates, Inc.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with or without and/or expense reimbursements, was less than .01%.
(b) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Disciplined Equity Fund



                                           YEAR               YEAR            PERIOD
                                          ENDED               ENDED          ENDED
Primary A Shares                       03/31/98##           03/31/97      03/31/96(a)
Operating performance:
Net asset value, beginning of
 period                           $ 18.47               $ 17.19            $  17.06
Net investment income/(loss)        0.08                  0.14                0.05
Net realized and unrealized
 gain/(loss) on investments         7.88                  2.79                0.35
Net increase/(decrease) in net
 asset value from operations        7.96                  2.93                0.40
Distributions:
Dividends from net investment
 income                           ( 0.03)               ( 0.14)             ( 0.04)
Distributions from net realized
 capital gains                    ( 4.23)               ( 1.51)             ( 0.23)
Return of capital                    --                    --                   --
Total dividends and
 distributions                    ( 4.26)               ( 1.65)             ( 0.27)
Net asset value, end of period    $ 22.17               $ 18.47            $  17.19
Total return++                     48.65%                17.00%               2.44%
Ratios to average net assets/
 supplemental data:
Net assets, end of period
 (in 000's)                       $132,504              $100,260           $116,469
Ratio of operating expenses to
 average net assets                 0.98%(c)(d)           1.04%(c)            1.02%+
Ratio of net investment
 income/(loss) to average net
 assets                             0.37%                 0.70%               0.82%+
Portfolio turnover rate              79%                  120%                  47%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                     0.98%(c)(d)           1.04%               1.02%+



                                     YEAR           PERIOD         PERIOD          PERIOD
                                     ENDED          ENDED           ENDED          ENDED
Primary A Shares                   11/30/95       11/30/94*       04/29/94*      04/30/93*
Operating performance:
Net asset value, beginning of
 period                           $ 13.08     $ 13.31          $ 13.65        $ 10.00
Net investment income/(loss)         0.10       0.01           ( 0.05)        ( 0.03)
Net realized and unrealized
 gain/(loss) on investments          3.96     ( 0.23)#           2.66           3.74
Net increase/(decrease) in net
 asset value from operations         4.06     ( 0.22)            2.61           3.71
Distributions:
Dividends from net investment
 income                             ( 0.08)   ( 0.01)             --             --
Distributions from net realized
 capital gains                          --       --            ( 2.95)        ( 0.06)
Return of capital                       --    ( 0.00)(b)          --             --
Total dividends and
 distributions                      ( 0.08)   ( 0.01)          ( 2.95)        ( 0.06)
Net asset value, end of period    $ 17.06     $ 13.08          $ 13.31        $ 13.65
Total return++                       31.13%   ( 1.62)%          18.79%         37.13%
Ratios to average net assets/
 supplemental data:
Net assets, end of period
 (in 000's)                       $109,939    $9,947           $8,079         $4,638
Ratio of operating expenses to
 average net assets                   1.30%     1.13%+           1.20%+       1.20 %+
Ratio of net investment
 income/(loss) to average net
 assets                               0.85%     0.12%+         ( 0.60)%+      ( 0.58)%+
Portfolio turnover rate                124%     177%             475%           203%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                       1.30%     1.56%+           1.53%+         1.31%+

 * The period for Nations Disciplined Equity Fund Primary A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds' Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Capital Growth Fund



                                           YEAR               YEAR            PERIOD
                                          ENDED               ENDED          ENDED
Primary A Shares                       03/31/98##          03/31/97##     03/31/96(a)
Operating performance:
Net asset value, beginning of
 period                           $ 11.70               $ 13.43            $  14.24
Net investment income/(loss)        0.02                  0.05                0.02
Net realized and unrealized
 gain on investments                5.27                  1.66                0.38
Net increase in net asset value
 from operations                    5.29                  1.71                0.40
Distributions:
Dividends from net investment
 income                           ( 0.01)               ( 0.05)             ( 0.02)
Distributions from net realized
 capital gains                    ( 3.68)               ( 3.39)             ( 1.19)
Total dividends and
 distributions                    ( 3.69)               ( 3.44)             ( 1.21)
Net asset value, end of period    $ 13.30               $ 11.70            $  13.43
Total return++                     53.89%                11.88%               3.14%
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                       $872,150              $533,168           $839,300
Ratio of operating expenses to
 average net assets                 0.95%(c)(d)           0.96%(d)            0.96%+
Ratio of net investment
 income/(loss) to average net
 assets                             0.13%                 0.39%               0.38%+
Portfolio turnover rate             113%                   75%                  25%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                     0.95%(c)              0.96%               0.96%+



                                     YEAR            YEAR          YEAR           PERIOD
                                     ENDED          ENDED          ENDED          ENDED
Primary A Shares                   11/30/95       11/30/94       11/30/93       11/30/92*
Operating performance:
Net asset value, beginning of
 period                           $ 11.23       $  11.08        $ 10.68       $  10.00
Net investment income/(loss)         0.09          0.09            0.09          0.02
Net realized and unrealized
 gain on investments                 3.28          0.14            0.42         0.66 #
Net increase in net asset value
 from operations                     3.37          0.23            0.51          0.68
Distributions:
Dividends from net investment
 income                             ( 0.10)      ( 0.08)          ( 0.10)          --
Distributions from net realized
 capital gains                      ( 0.26)      ( 0.00)(b)       ( 0.01)          --
Total dividends and
 distributions                      ( 0.36)      ( 0.08)          ( 0.11)          --
Net asset value, end of period    $ 14.24       $  11.23        $ 11.08       $  10.68
Total return++                       30.96%        2.14%            4.84%        6.80%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)                       $867,361      $717,914        $646,661      $728,629
Ratio of operating expenses to
 average net assets                   0.98%        0.90%            0.80%        0.30%+
Ratio of net investment
 income/(loss) to average net
 assets                               0.71%        0.85%            0.84%        1.33%+
Portfolio turnover rate                 80%          56%              81%           7%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                       0.98%        0.91%            0.89%        1.05%+

  * Nations Capital Growth Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  #The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
##Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Marsico Focused Equities Fund


                                                                                               PERIOD
                                                                                               ENDED
Primary A Shares*                                                                            03/31/98#
Operating performance:
Net asset value, beginning of period                                                     $ 10.00
Net investment income/(loss)                                                             ( 0.01)
Net realized and unrealized gains on investments                                           2.14
Net increase in net asset value from operations                                            2.13
Distributions:
Dividends from net investment income                                                       0.00
Distributions from net realized capital gains                                              0.00
Total dividends and distributions                                                          0.00
Net asset value, end of period                                                           $ 12.13
Total return++                                                                            21.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $8,808
Ratio of operating expenses to average net assets                                          1.52%+(a)
Ratio of net investment loss to average net assets                                       ( 0.30)%+
Portfolio turnover rate                                                                     25%
Ratio of expenses to average net assets without waivers and/or expense reimbursements      1.52%+(a)

  * Nations Marsico Focused Equities Fund Primary A Shares commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Marsico Growth & Income Fund


                                                                                          PERIOD
                                                                                          ENDED
Primary A Shares*                                                                       03/31/98#
Operating performance:
Net asset value, beginning of period                                                     $ 10.00
Income from investment operations:
Net investment income                                                                      0.01
Net realized and unrealized gain on investments                                            2.02
Net increase in net asset value from operations                                            2.03
Distributions:
Dividends from net investment income                                                       0.00
Distributions from net realized capital gains                                              0.00
Total dividends and distributions                                                          0.00
Net asset value, end of period                                                           $ 12.03
Total return++                                                                            20.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $2,517
Ratio of operating expenses to average net assets                                          1.09%+(a)
Ratio of net investment income/loss to average net assets                                  0.38%+
Portfolio turnover rate                                                                     22%
Ratio of expenses to average net assets without waivers and/or expense reimbursements      1.97%+(a)

  * Nations Marsico Growth & Income Fund Primary A commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations International Equity Fund



                                                 YEAR         YEAR           PERIOD
                                                ENDED         ENDED          ENDED
Primary A Shares                              03/31/98#     03/31/97#    03/31/96(a)#
Operating performance:
Net asset value, beginning of period         $ 13.13       $  13.50       $  11.75
Net investment income/(loss)                    0.11          0.08           0.07
Net realized and unrealized gain/(loss) on
 investments                                    1.95          0.11           1.80
Net increase/(decrease) in net asset value
 from operations                                2.06          0.19           1.87
Distributions:
Dividends from net investment income           ( 0.17)      ( 0.11)        ( 0.06)
Distributions in excess of net investment
 income                                        ( 0.05)      ( 0.00)**      ( 0.04)
Distributions from net realized capital
 gains                                         ( 0.16)      ( 0.42)        ( 0.02)
Distributions in excess of net realized
 capital gains                                     --       ( 0.03)            --
Total dividends and distributions              ( 0.38)      ( 0.56)        ( 0.12)
Net asset value, end of period               $ 14.81       $  13.13       $  13.50
Total return++                                  16.06%        1.32%         16.01%
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $885,329      $976,855       $849,731
Ratio of operating expenses to average net
 assets                                          1.14%        1.16%          1.17%+
Ratio of net investment income/(loss) to
 average net assets                              0.76%        0.62%          0.65%+
Portfolio turnover rate                            64%          36%            26%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  1.14%        1.16%          1.18%+



                                                 YEAR          YEAR        YEAR           PERIOD
                                                ENDED         ENDED        ENDED          ENDED
Primary A Shares                              05/31/95#     05/31/94#    05/31/93#      05/31/92*
Operating performance:
Net asset value, beginning of period          $  12.06     $ 10.60      $ 10.40      $ 10.00
Net investment income/(loss)                     0.14         0.09         0.09        0.08
Net realized and unrealized gain/(loss) on
 investments                                   ( 0.20)        1.44         0.21        0.36
Net increase/(decrease) in net asset value
 from operations                               ( 0.06)        1.53         0.30        0.44
Distributions:
Dividends from net investment income           ( 0.03)       ( 0.05)      ( 0.08)    ( 0.04)
Distributions in excess of net investment
 income                                            --            --           --         --
Distributions from net realized capital
 gains                                         ( 0.12)       ( 0.02)      ( 0.02)        --
Distributions in excess of net realized
 capital gains                                 ( 0.10)           --           --         --
Total dividends and distributions              ( 0.25)       ( 0.07)      ( 0.10)    ( 0.04)
Net asset value, end of period                $  11.75     $ 12.06      $ 10.60      $ 10.40
Total return++                                 ( 0.46)%       14.37%        3.14%      4.43%+++
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $572,940     $401,559     $118,873     $83,970
Ratio of operating expenses to average net
 assets                                          1.03%         1.17%        1.30%      1.33%+
Ratio of net investment income/(loss) to
 average net assets                              1.17%         0.75%        1.03%      1.81%+
Portfolio turnover rate                            92%           39%          41%        11%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  1.04%         1.18%        1.32%      1.43%+

  * Nations International Equity Fund Primary A Shares commenced operations on December 2, 1991.
 ** Amount represents less than $0.01 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income/(loss) has been calculated using the monthly average share method.
 ## Amount represents less than 0.01%.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations International Growth Fund



                                                      PERIOD       PERIOD         YEAR
                                                     ENDED         ENDED         ENDED
Primary A Shares*                                  03/31/98#      05/16/97     08/31/96
Operating performance:
Net asset value at the beginning of the period     $  18.43      $  17.05     $ 16.24
Net investment income/(loss)                          0.03          0.05         0.18
Net realized and unrealized gain/(loss) on
 investments                                          1.30          1.84         1.48
Net increase/(decrease) in net asset value from
 operations                                           1.33          1.89         1.66
Dividends from net investment income                    --        ( 0.17)       ( 0.46)
Distributions from net realized capital gains       ( 0.34)       ( 0.34)       ( 0.39)
Total dividends and distributions                   ( 0.34)       ( 0.51)       ( 0.85)
Net asset value at the end of the period           $  19.42      $  18.43     $ 17.05
Total return++                                        7.39%        11.28%        10.64%
Net assets, end of period (in 000's)               $401,105      $701,033     $579,019
Ratio of expenses to average net assets               1.15%+        1.18%+        1.08%
Ratio of operating expenses to average net
 assets without waivers                               1.17%+        1.18%+        1.08%
Ratio of net investment income to average net
 assets                                               0.21%+        0.47%+        0.69%
Portfolio turnover rate                                 11%           34%           22%



                                                     YEAR          YEAR         PERIOD
                                                     ENDED        ENDED         ENDED
Primary A Shares*                                  08/31/95#    08/31/94#    08/31/93#(a)
Operating performance:
Net asset value at the beginning of the period    $ 16.34      $ 14.14       $ 13.15
Net investment income/(loss)                         0.13         0.11       ( 0.01)
Net realized and unrealized gain/(loss) on
 investments                                         0.17         2.24         1.00
Net increase/(decrease) in net asset value from
 operations                                          0.30         2.35         0.99
Dividends from net investment income                ( 0.11)          --         --
Distributions from net realized capital gains       ( 0.29)      ( 0.15)        --
Total dividends and distributions                   ( 0.40)      ( 0.15)        --
Net asset value at the end of the period          $ 16.24      $ 16.34       $ 14.14
Total return++                                        2.08%       16.75%       7.53%
Net assets, end of period (in 000's)              $363,212     $307,561      $195,548
Ratio of expenses to average net assets               1.18%        1.12%       1.31%+
Ratio of operating expenses to average net
 assets without waivers                               1.18%        1.12%       1.31%+
Ratio of net investment income to average net
 assets                                               0.82%        0.75%     ( 0.56)%+
Portfolio turnover rate                                 36%          35%        27%(b)

* The financial information for fiscal periods through May 23, 1997 reflect the financial information for Pilot International Equity Funds' Pilot Shares, which were reorganized into the Primary A Shares of Nations International Growth Fund as of May 23, 1997. Prior to July 1997, the investment adviser to Nations International Growth Fund was Klienwort Benson. Effective July 1997, the investment adviser to Nations International Growth Fund became Gartmore Global Partners.
+ Annualized.
# Per share investment income/(loss) has been calculated using the monthly average share method.
(a) Shares were initially issued on July 26, 1993.
(b) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.

FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations International Value Fund


                                                                       PERIOD        YEAR         PERIOD
                                                                      ENDED         ENDED         ENDED
Primary A Shares*                                                    05/15/98      11/30/97   11/30/96**(a)
Net asset value, beginning of period                               $  13.17       $ 11.29     $ 10.00
Income from investment operations:
Net investment income                                                 0.09          0.09        0.06
Net realized and unrealized gains on securities                       2.56          1.91        1.29
Total income from investment operations                               2.65          2.00        1.35
Less dividends and distributions:
Dividends from net investment income                                    --         ( 0.09)    ( 0.06)
Distributions in excess of net investment income                        --         ( 0.01)        --
Distributions from net realized gains on securities                 ( 0.29)        ( 0.02)        --
Total dividends and distributions                                   ( 0.29)        ( 0.12)    ( 0.06)
Net change in net asset value                                         2.36          1.88        1.29
Net asset value, end of period                                     $  15.53       $ 13.17     $ 11.29
Total return                                                         20.54%++       17.75%     13.47%++
Ratios/supplemental data:
Net assets, end of period (in 000's)                               $119,412       $54,277     $17,528
Ratio of expenses to average net assets                               1.25%+         1.21%      0.00%+
Ratio of net investment income to average net assets                  2.06%+         0.89%      1.99%+
Ratio of expenses to average net assets***                            1.26%          1.21%      3.46%+
Ratio of net investment income (loss) to average net assets***        2.05%+         0.89%    ( 1.47%)+
Portfolio turnover rate                                                 88%++          29%        50%++

  * Primary A Shares of Nations International Value Fund were formerly Institutional Shares of the Emerald International Equity Fund.
 ** For the period December 27, 1995 (commencement of operations) through
    November 30, 1996.
*** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such reimbursements had not occurred, the ratios would have been as indicated.
(a) Effective August 19, 1996, Brandes became the Fund's investment sub-adviser.
  + Annualized.
 ++ Not annualized.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Emerging Markets Fund



                                                                  YEAR       YEAR         PERIOD
                                                                ENDED       ENDED         ENDED
Primary A Shares                                              03/31/98#   03/31/97#    03/31/96*#
Operating performance:
Net asset value, beginning of period                          $ 11.41     $ 10.34    $ 10.00
Net investment income/(loss)                                    0.04        0.01     ( 0.03)
Net realized and unrealized gain/(loss) on investments        ( 0.76)       1.21       0.37
Net increase/(decrease) in net asset value from operations    ( 0.72)       1.22       0.34
Distributions:
Dividends from net investment income                          ( 0.09)      ( 0.02)      --
Distributions in excess of net investment income                  --       ( 0.07)     0.00**
Distributions from net realized capital gains                     --       ( 0.06)      --
Total dividends and distributions                             ( 0.09)      ( 0.15)     0.00**
Net asset value, end of period                                $ 10.60     $ 11.41    $ 10.34
Total return++                                                ( 6.39)%      11.97%     3.42%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $73,797     $76,483    $47,560
Ratio of operating expenses to average net assets               1.57%        1.74%     2.13%+
Ratio of net investment income to average net assets            0.36%        0.13%   ( 0.38)%+
Portfolio turnover rate                                           63%          31%      17%

  * Nations Emerging Markets Fund Primary A Shares commenced operations on
    June 30, 1995.
 ** Amount represents less than $0.01 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income/loss has been calculated using the monthly average share method.


Nations Pacific Growth Fund



                                                                    YEAR        YEAR          PERIOD
                                                                  ENDED         ENDED         ENDED
Primary A Shares                                                03/31/98#     03/31/97     03/31/96*#
Operating performance:
Net asset value, beginning of period                          $ 10.41        $ 10.24     $ 10.00
Net investment income/(loss)                                    0.09            0.04     ( 0.02)
Net realized and unrealized gain/(loss) on investments        ( 3.01)           0.19       0.29
Net increase/(decrease) in net asset value from operations    ( 2.92)           0.23       0.27
Distributions:
Dividends from net investment income                          $ (0.21)       $  (0.03)      --
Distributions in excess of net investment income                  --           ( 0.03)   ( 0.03)
Total dividends and distributions                             ( 0.21)          ( 0.06)   ( 0.03)
Net asset value, end of period                                $  7.28        $ 10.41     $ 10.24
Total return++                                                (28.35)%           2.18%     2.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $54,409        $122,887    $95,210
Ratio of operating expenses to average net assets               1.37%            1.42%     1.76%+
Ratio of net investment income/(loss) to average net assets     0.94%            0.39%   ( 0.27)%+
Portfolio turnover rate                                          123%              78%      23%

  * Nations Pacific Growth Fund Primary A Shares commenced operations on
    June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Equity Index Fund



                                                               YEAR            YEAR
                                                              ENDED            ENDED
Primary A Shares                                            03/31/98#        03/31/97
Operating performance:
Net asset value, beginning of period                         $ 15.89          $ 13.58
Net investment income                                          0.27             0.26
Net realized and unrealized gain/(loss) on investments         7.11             2.36
Net increase in net asset value from operations                7.38             2.62
Distributions:
Dividends from net investment income                         ( 0.27)          ( 0.26)
Distributions from net realized capital gains                ( 0.59)          ( 0.05)
Total dividends and distributions                            ( 0.86)          ( 0.31)
Net asset value, end of period                               $ 22.41          $ 15.89
Total return++                                                47.38%           19.41%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $656,523         $567,039
Ratio of operating expenses to average net assets              0.35%(b)         0.35%(b)
Ratio of operating expenses to average net assets including
 interest expense                                              0.36%               N/A
Ratio of net investment income to average net assets           1.39%            1.91%
Portfolio turnover rate                                         26%               5%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         0.66%(b)         0.70%(b)



                                                                  PERIOD       YEAR         PERIOD
                                                                 ENDED         ENDED        ENDED
Primary A Shares                                              03/31/96(a)    11/30/95     11/30/94*
Operating performance:
Net asset value, beginning of period                           $  12.91     $  9.84       $  10.00
Net investment income                                             0.08         0.28          0.24
Net realized and unrealized gain/(loss) on investments            0.86         3.20        ( 0.21)
Net increase in net asset value from operations                   0.94         3.48          0.03
Distributions:
Dividends from net investment income                            ( 0.13)       ( 0.28)      ( 0.19)
Distributions from net realized capital gains                   ( 0.14)       ( 0.13)          --
Total dividends and distributions                               ( 0.27)       ( 0.41)      ( 0.19)
Net asset value, end of period                                 $  13.58     $ 12.91       $   9.84
Total return++                                                    7.33%        36.35%        0.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $192,388     $145,021      $123,147
Ratio of operating expenses to average net assets                 0.35%+        0.37%        0.35%+
Ratio of operating expenses to average net assets including
 interest expense                                                 0.35%+        0.38%          --
Ratio of net investment income to average net assets              1.99%+        2.44%        2.64%+
Portfolio turnover rate                                              2%           18%          14%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                            0.73%+        0.78%        0.79%+

  * Nations Equity Index Fund Primary A Shares commenced operations on December 15, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Managed Index Fund



                                                                                     PERIOD              PERIOD
                                                                                     ENDED                ENDED
Primary A Shares                                                                   03/31/98             03/31/97*
Operating performance:
Net asset value, beginning of period                                                $ 11.89                $ 10.00
Net investment income                                                                 0.15                   0.15
Net realized and unrealized gain on investments                                       5.42                   1.87
Net increase in net asset value from operations                                       5.57                   2.02
Distributions:
Dividends from net investment income                                                ( 0.17)                ( 0.13)
Distributions from net realized capital gains                                       ( 0.15)                    --
Total dividends and distributions                                                   ( 0.32)                ( 0.13)
Net asset value, end of period                                                      $ 17.14                $ 11.89
Total return++                                                                       47.54%                 20.22%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $374,504               $42,226
Ratio of operating expenses to average net assets                                     0.50%(a)(b)            0.50%+(a)
Ratio of net investment income to average net assets                                  1.26%                  1.92 +
Portfolio turnover rate                                                                30%                     17%
Ratio of operating expenses to average net assets without waivers and/or expense      0.80%(a)               1.05%+(a)
  reimbursements

 * Nations Managed Index Fund Primary A Shares commenced operations on July 31, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Managed SmallCap Index Fund



                                                                                      PERIOD           PERIOD
                                                                                      ENDED            ENDED
Primary A Shares                                                                    03/31/98          3/31/97*
Operating performance:
Net asset value at the beginning of period                                          $  9.83               $ 10.00
Net investment income                                                                 0.06                  0.03
Net realized and unrealized gain/(loss) on investments                                4.58                ( 0.17)
Net increase/(decrease) in net asset value from operations                            4.64                ( 0.14)
Distributions:
Dividends from net investment income                                                ( 0.06)               ( 0.03)
Distributions from net realized capital gains                                       ( 0.31)                   --
Total dividends and distributions                                                   ( 0.37)               ( 0.03)
Net asset value, end of period                                                      $ 14.10               $  9.83
Total return++                                                                       47.71%               ( 1.37)%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $102,437              $40,851
Ratio of operating expenses to average net assets                                     0.50%(a)(b)           0.50%+
Ratio of net investment income to average net assets                                  0.52%                 1.05%+
Portfolio turnover rate                                                                62%                    18%
Ratio of operating expenses to average net assets without waivers and/or expense      1.02%(a)              1.21%+
  reimbursements

 * Nations Managed SmallCap Index Fund Primary A Shares commenced operations on October 15, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was 0.01%

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Managed Value Index Fund



                                                                                      PERIOD
                                                                                      ENDED
Primary A Shares                                                                   03/31/98*#
Operating performance:
Net asset value, beginning of period                                                 $ 10.00
Net investment income                                                                  0.07
Net realized and unrealized gain on investments                                        1.31
Net increase in net asset value from operations                                        1.38
Distributions:
Dividends from net investment income                                                 ( 0.06)
Distributions from net realized capital gains                                           --
Total dividends and distributions                                                    ( 0.06)
Net asset value, end of period                                                       $ 11.32
Total return++                                                                        13.78%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                 $7,330
Ratio of operating expenses to average net assets                                      0.50%+(a)(b)
Ratio of net investment income to average net assets                                   1.72%+
Portfolio turnover rate                                                                  3%
Ratio of operating expenses to average net assets without waivers and/or expense       1.57%+(a)
  reimbursements

 * Nations Managed Value Index Fund Primary A Shares commenced operations on November 24, 1997.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD


Nations Managed SmallCap Value Index Fund



                                                                                       PERIOD
                                                                                       ENDED
Primary A Shares                                                                     03/31/98*
Operating performance:
Net asset value, beginning of period                                                 $ 10.00
Net investment income                                                                  0.03
Net realized and unrealized gain on investments                                        1.46
Net increase in net asset value from operations                                        1.49
Distributions:
Dividends from net investment income                                                 ( 0.03)
Dividends from Net Realized Capital Gains                                               --
Total dividends and distributions                                                    ( 0.03)
Net asset value, end of period                                                       $ 11.46
Total return++                                                                        14.88%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                 $2,106
Ratio of operating expenses to average net assets                                      0.50%+(a)(b)
Ratio of net investment income to average net assets                                   0.78%+
Portfolio turnover rate                                                                 30%
Ratio of operating expenses to average net assets without waivers and/or expense       2.17%+(a)
  reimbursements

 * Nations Managed SmallCap Value Index Fund Primary A Shares commenced operations on November 24, 1997.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was 0.04%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Balanced Assets Fund



                                        YEAR               YEAR            PERIOD
                                       ENDED               ENDED          ENDED
Primary A Shares                     03/31/98            03/31/97      03/31/96(a)
Operating performance:
Net asset value, beginning of
 period                           $ 11.15               $ 11.65            $  12.68
Net investment income               0.29                  0.39                0.11
Net realized and unrealized
 gain/(loss) on investments         2.68                  1.03                0.45
Net increase/(decrease) in net
 asset value from operations        2.97                  1.42                0.56
Distributions:
Dividends from net investment
 income                           ( 0.29)               ( 0.38)             ( 0.18)
Distributions from net realized
 capital gains                    ( 2.34)               ( 1.54)             ( 1.41)
Total dividends and
 distributions                    ( 2.63)               ( 1.92)             ( 1.59)
Net asset value, end of period    $ 11.49               $ 11.15            $  11.65
Total return++                     30.35%                12.50%               4.90%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $20,299               $135,731           $164,215
Ratio of operating expenses to
 average net assets                 1.08%(b)(c)           1.00%(c)            1.00%+
Ratio of net investment
 income to average net assets       2.70%                 3.31%               2.91%+
Portfolio turnover rate             276%                  264%                  83%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                     1.08%(b)              1.00%(c)            1.00%+



                                     YEAR          YEAR        YEAR           PERIOD
                                     ENDED        ENDED        ENDED          ENDED
Primary A Shares                   11/30/95     11/30/94     11/30/93       11/30/92*
Operating performance:
Net asset value, beginning of
 period                           $ 10.44       $  10.87    $ 10.24       $  10.00
Net investment income                0.38          0.25        0.29          0.06
Net realized and unrealized
 gain/(loss) on investments          2.21        ( 0.43)       0.64         0.18 #
Net increase/(decrease) in net
 asset value from operations         2.59        ( 0.18)       0.93          0.24
Distributions:
Dividends from net investment
 income                             ( 0.33)      ( 0.25)      ( 0.30)          --
Distributions from net realized
 capital gains                      ( 0.02)          --           --           --
Total dividends and
 distributions                      ( 0.35)      ( 0.25)      ( 0.30)          --
Net asset value, end of period    $ 12.68       $  10.44    $ 10.87       $  10.24
Total return++                       25.27%      ( 1.73)%       9.22%        2.40%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $163,198      $162,215    $178,270      $111,953
Ratio of operating expenses to
 average net assets                   0.99%        0.98%        0.90%        0.30%+
Ratio of net investment
 income to average net assets         3.25%        2.31%        2.82%        3.85%+
Portfolio turnover rate                174%         156%          50%          79%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                       0.99%        0.99%        0.97%        1.05%+

  * Nations Balanced Assets Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations U.S. Government Bond Fund



                                                                             PERIOD          PERIOD        PERIOD      PERIOD
                                                                             ENDED           ENDED         ENDED        ENDED
Primary A Shares*                                                          03/31/98         5/16/97      08/31/96    08/31/95(b)
Operating performance:
Net asset value at the beginning of the period                          $ 10.19              $  10.53     $ 11.20       $  10.00
Net investment income                                                     0.48                  0.41         0.61          0.56
Net realized and unrealized gain/(loss) on investments                    0.31                  0.17        ( 0.22)        1.20
Net increase in net asset value from operations                           0.79                  0.58         0.39          1.76
Distributions:
Dividends from net investment income                                    ( 0.48)               ( 0.41)       ( 0.61)      ( 0.56)
Distributions from net realized capital gains                           ( 0.13)               ( 0.51)       ( 0.45)          --
Total dividends and distributions                                       ( 0.61)               ( 0.92)       ( 1.06)      ( 0.56)
Net asset value at the end of the period                                $ 10.37              $  10.19     $ 10.53       $  11.20
Total return++                                                            7.84%                 5.62%         3.46%       18.03%
Ratios to average net assets/supplemental data:
Net assets at end of period (in 000's)                                  $263,428             $148,082     $145,066      $137,261
Ratio of operating expenses to average net assets                         0.60%(a)+             0.62%+        0.65%        0.62%+
Ratio of net investment income to average net assets                      5.26%+                5.60%+        5.61%        6.45%+
Portfolio turnover rate                                                   188%                    58%           87%         132%
Ratio of expenses to average net assets without waivers and/or expense
 reimbursement                                                            0.86%(a)+             0.77%+        0.82%        0.87%+

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot U.S. Government Securities Fund's Pilot Shares, which were reorganized into the Primary A Shares of Nations U.S. Government Bond Fund as of May 23, 1997.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense was less than 0.01%.
(b)Primary A Shares commenced operations on November 7, 1994.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Short-Intermediate Government Fund



                                      YEAR             YEAR                PERIOD
                                     ENDED             ENDED               ENDED
Primary A Shares                   03/31/98          03/31/97#         03/31/96(b)#
Operating performance:
Net asset value, beginning of
 period                           $  3.99      $ 4.07                  $   4.14
Net investment income                0.23       0.23                      0.07
Net realized and unrealized
 gain/(loss) on investments          0.13      (0.08)                    (0.07)
Net increase/(decrease) in net
 asset value from operations         0.36       0.15                      0.00
Distributions:
Dividends from net investment
 income                              (0.23)    (0.23)                    (0.07)(a)
Distributions from net realized
 capital gains                          --        --                        --
Total dividends and
 distributions                       (0.23)    (0.23)                    (0.07)
Net asset value, end of period    $  4.12      $ 3.99                  $   4.07
Total return++                        9.11%     3.72%                     0.07%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $663,833     $371,118                $399,915
Ratio of operating expenses to
 average net assets                   0.61%     0.63%(c)(d)               0.63%+
Ratio of net investment income
 to average net assets                5.53%     5.73%                     5.32%+
Portfolio turnover rate                538%      529%                      189%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                       0.81%     0.83%(d)                  0.86%+



                                       YEAR              YEAR          YEAR            YEAR           PERIOD
                                       ENDED            ENDED          ENDED          ENDED            ENDED
Primary A Shares                     11/30/95#        11/30/94       11/30/93       11/30/92         11/30/91*
Operating performance:
Net asset value, beginning of
 period                            $   3.93         $   4.28        $  4.16       $   4.17         $ 4.00##
Net investment income                 0.24             0.23            0.23          0.28             0.10
Net realized and unrealized
 gain/(loss) on investments           0.21            (0.33)           0.14         (0.01)            0.17
Net increase/(decrease) in net
 asset value from operations          0.45            (0.10)           0.37          0.27             0.27
Distributions:
Dividends from net investment
 income                              (0.24)(a)        (0.23)(a)        (0.23)       (0.28)           (0.10)
Distributions from net realized
 capital gains                          --            (0.02)           (0.02)          --               --
Total dividends and
 distributions                       (0.24)           (0.25)           (0.25)       (0.28)           (0.10)
Net asset value, end of period     $   4.14         $   3.93        $  4.28       $   4.16         $   4.17
Total return++                       11.70%           (2.23)%           9.03%        6.70%+++         6.81%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                            $425,200         $433,278        $443,426      $360,497         $158,435
Ratio of operating expenses to
 average net assets                   0.60%            0.59%            0.55%        0.37%            0.08%+
Ratio of net investment income
 to average net assets                5.88%            5.76%            5.40%        6.48%            7.21%+
Portfolio turnover rate                328%             133%              92%          25%              11%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                       0.80%            0.80%            0.79%        0.77%            0.82%+

  * Nations Short-Intermediate Government Fund Primary A Shares commenced operations on August 1, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
 ## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
(a) Includes distribution in excess of less than $0.01 per share.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Government Securities Fund



                                     YEAR               YEAR            PERIOD
                                    ENDED               ENDED           ENDED
Primary A Shares                  03/31/98            03/31/97#     03/31/96(a)#
Operating performance:
Net asset value, beginning of
 period                           $ 9.39                 $  9.67          $  9.86
Net investment income              0.55                    0.60             0.52
Net realized and unrealized
 gain/(loss) on investments        0.51                   (0.30)           (0.19)
Net increase/(decrease) in net
 asset value from operations       1.06                    0.30             0.33
Distributions:
Dividends from net investment
 income                           (0.55)                  (0.58)           (0.50)
Distributions in excess of net
 investment income                   --                      --            (0.02)
Distributions in excess of net
 realized capital gains              --                      --               --
Distributions from capital           --                   (0.00)(b)           --
Total dividends and
 distributions                    (0.55)                  (0.58)           (0.52)
Net asset value, end of period    $ 9.90                 $  9.39          $  9.67
Total return++                    11.65%                   3.18%            3.41%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $75,796                $52,606          $55,962
Ratio of operating expenses to
 average net assets                0.85%(c)(d)             0,80%            0.80%+
Ratio of net investment income
 to average net assets             5.63%                   6.28%            6.36%+
Portfolio turnover rate             303%                    468%             199%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                    0.99%(d)                0.94%            0.95%+



                                     YEAR         YEAR       YEAR          YEAR          PERIOD
                                    ENDED       ENDED       ENDED         ENDED           ENDED
Primary A Shares                  05/31/95#    05/31/94   05/31/93#     05/31/92        05/31/91*
Operating performance:
Net asset value, beginning of
 period                           $ 9.80      $ 10.46     $ 10.36    $ 10.05         $ 10.00
Net investment income               0.64        0.64        0.71       0.74            0.10
Net realized and unrealized
 gain/(loss) on investments         0.06       ( 0.61)      0.13       0.37            0.02
Net increase/(decrease) in net
 asset value from operations        0.70        0.03        0.84       1.11            0.12
Distributions:
Dividends from net investment
 income                             (0.60)     ( 0.58)     ( 0.70)    ( 0.77)        ( 0.07)
Distributions in excess of net
 investment income                     --      ( 0.02)         --         --             --
Distributions in excess of net
 realized capital gains                --      ( 0.05)     ( 0.04)    ( 0.03)            --
Distributions from capital          (0.04)     ( 0.04)         --         --             --
Total dividends and
 distributions                      (0.64)     ( 0.69)     ( 0.74)    ( 0.80)        ( 0.07)
Net asset value, end of period    $ 9.86      $  9.80     $ 10.46    $ 10.36         $ 10.05
Total return++                       7.55%       0.06%       8.37%   11.43%++ +        1.19%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $39,909     $44,536     $40,472    $42,256         $10,047
Ratio of operating expenses to
 average net assets                  0.76%       0.73%       0.85%      1.06%          1.10%+
Ratio of net investment income
 to average net assets               6.69%       6.08%       6.67%      7.15%          7.18%+
Portfolio turnover rate               413%         56%        103%       130%             5%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                      0.94%       0.94%       1.00%      1.72%          1.69%+++

  * Nations Government Securities Fund Primary A Shares commenced operations on April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Amount represents less than $0.01.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Short-Term Income Fund



                                                         YEAR               YEAR            PERIOD
                                                        ENDED               ENDED           ENDED
Primary A Shares                                      03/31/98            03/31/97#     03/31/96(a)#
Operating performance:
Net asset value, beginning of period                 $ 9.68                $ 9.76             $   9.84
Net investment income                                 0.56                  0.58                 0.20
Net realized and unrealized gain/(loss) on
 investments                                          0.09                 (0.08)               (0.08)
Net increase/(decrease) in net asset value from
 operations                                           0.65                  0.50                 0.12
Distributions:
Dividends from net investment income                 (0.56)                (0.58)               (0.20)
Distributions in excess of net investment income        --                    --                   --
Distributions from capital                              --                    --                   --
Total dividends and distributions                    (0.56)                (0.58)               (0.20)
Net asset value, end of period                       $ 9.77                $ 9.68             $   9.76
Total return++                                        6.89%                 5.25%                1.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $331,961              $181,455           $179,957
Ratio of operating expenses to average net assets     0.56%(b)(c)           0.55%(b)             0.55%+
Ratio of net investment income to average net
 assets                                               5.75%                 5.97%                6.07%+
Portfolio turnover rate                                 66%                  172%                  73%
Ratio of operating expenses to average net assets
 without waivers and/or expense
 reimbursements                                       0.86%(c)              0.85%                0.88%+



                                                        YEAR           YEAR        YEAR          PERIOD
                                                        ENDED        ENDED         ENDED         ENDED
Primary A Shares                                      11/30/95#    11/30/94#     11/30/93      11/30/92*
Operating performance:
Net asset value, beginning of period                 $  9.48       $  10.01     $  9.75     $  10.00
Net investment income                                   0.61          0.50         0.53        0.09
Net realized and unrealized gain/(loss) on
 investments                                            0.36        ( 0.51)        0.26      ( 0.25)
Net increase/(decrease) in net asset value from
 operations                                             0.97        ( 0.01)        0.79      ( 0.16)
Distributions:
Dividends from net investment income                    (0.61)      ( 0.48)       ( 0.53)    ( 0.09)
Distributions in excess of net investment income           --       ( 0.02)           --         --
Distributions from capital                                 --       ( 0.02)           --         --
Total dividends and distributions                       (0.61)      ( 0.52)       ( 0.53)    ( 0.09)
Net asset value, end of period                       $  9.84       $   9.48     $ 10.01     $   9.75
Total return++                                          10.48%      ( 0.11)%        8.26%   (1.58)%++ +
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $169,291      $176,712     $201,738    $190,680
Ratio of operating expenses to average net assets        0.56%        0.50%         0.37%      0.30%+
Ratio of net investment income to average net
 assets                                                  6.32%        5.23%         5.27%      5.54%+
Portfolio turnover rate                                   224%         293%          121%        45%
Ratio of operating expenses to average net assets
 without waivers and/or expense
 reimbursements                                          0.86%        0.82%         0.79%      0.90%+

  * Nations Short-Term Income Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Diversified Income Fund



                                              YEAR            YEAR           PERIOD
                                             ENDED            ENDED          ENDED
Primary A Shares                           03/31/98         03/31/97#     03/31/96(b)
Operating performance:
Net asset value, beginning of period        $ 10.11          $ 10.42           $ 10.82
Net investment income                         0.65             0.69              0.23
Net realized and unrealized gain/(loss) on
 investments                                  0.44           ( 0.18)           ( 0.40)
Net increase/(decrease) in net asset value
 from operations                              1.09             0.51            ( 0.17)
Distributions:
Dividends from net investment income        ( 0.65)          ( 0.69)           ( 0.23)
Distributions from net realized capital
 gains                                         --            ( 0.13)               --
Total dividends and distributions           ( 0.65)          ( 0.82)           ( 0.23)
Net asset value, end of period              $ 10.55          $ 10.11           $ 10.42
Total return++                               11.07%            4.97%           ( 1.59)%
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)        $263,840         $152,070          $65,081
Ratio of operating expenses to average net
 assets                                       0.73%(c)         0.75%(c)          0.77%+
Ratio of net investment income to average
 net assets                                   6.27%            6.73%             6.49%+
Portfolio turnover rate                       203%             278%                69%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                               0.83%(c)         0.85%(c)          0.87%+



                                                YEAR           YEAR          YEAR          PERIOD
                                               ENDED          ENDED         ENDED          ENDED
Primary A Shares                              11/30/95      11/30/94#     11/30/93#      11/30/92*
Operating performance:
Net asset value, beginning of period         $  9.67     $ 10.88          $  9.97     $ 10.00
Net investment income                          0.73        0.74             0.78        0.06
Net realized and unrealized gain/(loss) on
 investments                                   1.15      ( 1.06)            0.91      ( 0.03)
Net increase/(decrease) in net asset value
 from operations                               1.88      ( 0.32)            1.69        0.03
Distributions:
Dividends from net investment income          ( 0.73)    ( 0.74)(a)        ( 0.78)    ( 0.06)
Distributions from net realized capital
 gains                                            --     ( 0.15)               --         --
Total dividends and distributions             ( 0.73)    ( 0.89)           ( 0.78)    ( 0.06)
Net asset value, end of period               $ 10.82     $  9.67          $ 10.88     $  9.97
Total return++                                 20.11%    ( 3.05)%           17.40%      0.32%+++
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $64,800     $22,298          $28,553     $23,962
Ratio of operating expenses to average net
 assets                                         0.80%      0.74%             0.55%      0.25%+
Ratio of net investment income to average
 net assets                                     7.03%      7.31%             7.02%      7.76%+
Portfolio turnover rate                           96%       144%               86%        46%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.93%      0.95%             0.95%      0.85%+

  * Nations Diversified Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Includes distribution in excess of less than $0.01 per share.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Strategic Fixed Income Fund



                                            YEAR                YEAR            PERIOD
                                           ENDED               ENDED           ENDED
Primary A Shares                         03/31/98            03/31/97#      03/31/96(a)
Operating performance:
Net asset value, beginning of
 period                                 $  9.62                 $   9.93          $  10.22
Net investment income                     0.58                     0.58              0.19
Net realized and unrealized
 gain/(loss) on investments               0.41                    (0.20)           ( 0.29)
Net increase/(decrease) in net asset
 value from operations                    0.99                     0.38            ( 0.10)
Distributions:
Dividends from net investment
 income                                 ( 0.58)                   (0.58)           ( 0.19)
Distributions in excess of net
 investment income                         --                        --                --
Distributions from net realized
 capital gains                             --                     (0.11)               --
Distributions from capital                 --                     (0.00)(b)            --
Total dividends and distributions       ( 0.58)                   (0.69)           ( 0.19)
Net asset value, end of period          $ 10.03                 $   9.62          $   9.93
Total return++                           10.53%                    3.90%           ( 1.04)%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $1,681,990              $947,277          $823,890
Ratio of operating expenses to
 average net assets                       0.72%(c)(d)              0.71%(c)          0.72%+
Ratio of net investment income to
 average net assets                       5.86%                    5.98%             5.49%+
Portfolio turnover rate                   244%                      368%             1.33%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                           0.83%(d)                 0.81%(d)          0.83%+



                                           YEAR          YEAR        YEAR            PERIOD
                                           ENDED        ENDED        ENDED           ENDED
Primary A Shares                         11/30/95     11/30/94     11/30/93        11/30/92*
Operating performance:
Net asset value, beginning of
 period                                 $  9.32       $  10.55    $  9.94       $  10.00
Net investment income                      0.59          0.53        0.56          0.05
Net realized and unrealized
 gain/(loss) on investments                0.90        ( 0.89)       0.62        ( 0.06)
Net increase/(decrease) in net asset
 value from operations                     1.49        ( 0.36)       1.18        ( 0.01)
Distributions:
Dividends from net investment
 income                                   ( 0.59)      ( 0.51)      ( 0.56)      ( 0.05)
Distributions in excess of net
 investment income                            --       ( 0.02)          --           --
Distributions from net realized
 capital gains                                --       ( 0.34)      ( 0.01)          --
Distributions from capital                    --           --           --           --
Total dividends and distributions         ( 0.59)      ( 0.87)      ( 0.57)      ( 0.05)
Net asset value, end of period          $ 10.22       $   9.32    $ 10.55       $   9.94
Total return++                             16.45%      ( 3.58)%      12.05%      ( 0.11)%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $823,098      $550,697    $545,538      $581,329
Ratio of operating expenses to
 average net assets                         0.71%        0.68%        0.61%        0.26%+
Ratio of net investment income to
 average net assets                         6.05%        5.43%        5.40%        6.15%+
Portfolio turnover rate                      228%         307%         161%          12%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                             0.81%        0.76%        0.77%        0.86%+

  * Nations Strategic Fixed Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year was November 30.
(b) Amount represents less than $0.01.
(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Short-Term Municipal Income Fund



                                                           YEAR            YEAR
                                                          ENDED            ENDED
Primary A Shares                                        03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                       $  9.95          $ 9.98
Net investment income                                        0.42            0.44
Net realized and unrealized gain/(loss) on investments       0.10           (0.03)
Net increase/(decrease) in net asset value from
 operations                                                  0.52            0.41
Distributions:
Dividends from net investment income                       ( 0.42)          (0.44)
Distributions from net realized capital gains                 --               --
Total dividends and distributions                          ( 0.42)          (0.44)
Net asset value, end of period                             $ 10.05          $ 9.95
Total return++                                               5.33%           4.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $70,740          $61,072
Ratio of operating expenses to average net assets            0.40%(a)        0.40%(a)
Ratio of net investment income to average net assets         4.17%           4.36%
Portfolio turnover rate                                       94%              80%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.77%           0.84%



                                                               PERIOD            YEAR              YEAR         PERIOD
                                                               ENDED             ENDED            ENDED          ENDED
Primary A Shares                                            03/31/96(b)        11/30/95         11/30/94       11/30/93*
Operating performance:
Net asset value, beginning of period                       $ 10.03            $  9.69          $ 9.96           $ 10.00
Net investment income                                        0.15               0.44            0.38              0.05
Net realized and unrealized gain/(loss) on investments     ( 0.05)              0.34           (0.27)           ( 0.04)
Net increase/(decrease) in net asset value from
 operations                                                  0.10               0.78            0.11              0.01
Distributions:
Dividends from net investment income                       ( 0.15)            ( 0.44)          (0.38)           ( 0.05)
Distributions from net realized capital gains                 --                 --            (0.00)#             --
Total dividends and distributions                          ( 0.15)            ( 0.44)          (0.38)           ( 0.05)
Net asset value, end of period                             $  9.98            $ 10.03          $ 9.69           $  9.96
Total return++                                               0.96%              8.16%           1.09%             0.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $48,511            $49,961          $33,488          $5,999
Ratio of operating expenses to average net assets            0.40%+(a)          0.45%(a)        0.34%(a)          0.09%+
Ratio of net investment income to average net assets         4.37%+             4.38%           3.83%             3.16%+
Portfolio turnover rate                                       16%                82%              57%              45%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.86%+             0.93%           0.80%             1.04%+

 * Nations Short-Term Municipal Income Fund Primary A Shares commenced operations on October 7, 1993.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
(a)The effect of interest expense on the operating expense ratio was less than 0.01%.
(b)Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Intermediate Municipal Bond Fund



                                                             YEAR            YEAR
                                                            ENDED            ENDED
Primary A Shares                                          03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                       $ 10.01          $ 10.03
Net investment income                                        0.48             0.48
Net realized and unrealized gain/(loss) on investments       0.33           ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                                  0.81             0.46
Distributions:
Dividends from net investment income                       ( 0.48)          ( 0.48)
Distributions from net realized capital gains              ( 0.04)             --
Total dividends and distributions                          ( 0.52)          ( 0.48)
Net asset value, end of period                             $ 10.30          $ 10.01
Total return++                                               8.20%            4.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $867,154         $108,204
Ratio of operating expenses to average net assets            0.50%(a)         0.50%(a)
Ratio of net investment income to average net assets         4.65%            4.74%
Portfolio turnover rate                                       47%              21%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.74%            0.81%



                                                                  PERIOD            YEAR              YEAR         PERIOD
                                                                  ENDED             ENDED            ENDED          ENDED
Primary A Shares                                               03/31/96(b)        11/30/95         11/30/94       11/30/93*
Operating performance:
Net asset value, beginning of period                       $ 10.17            $  9.24          $ 10.11           $ 10.00
Net investment income                                        0.16               0.48             0.45              0.14
Net realized and unrealized gain/(loss) on investments     ( 0.14)              0.93           ( 0.86)             0.11
Net increase/(decrease) in net asset value from
 operations                                                  0.02               1.41           ( 0.41)             0.25
Distributions:
Dividends from net investment income                       ( 0.16)            ( 0.48)          ( 0.45)           ( 0.14)
Distributions from net realized capital gains                 --                 --            ( 0.01)               --
Total dividends and distributions                          ( 0.16)            ( 0.48)          ( 0.46)           ( 0.14)
Net asset value, end of period                             $ 10.03            $ 10.17          $  9.24           $ 10.11
Total return++                                               0.20%             15.60%          ( 4.25)%            2.46%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $77,423            $73,897          $38,055           $28,335
Ratio of operating expenses to average net assets            0.50%+(a)          0.45%(a)         0.35%(a)          0.24%+
Ratio of net investment income to average net assets         4.75%+             4.91%            4.59%             4.07%+
Portfolio turnover rate                                        4%                31%              51%                23%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                       0.83%+             0.84%            0.88%             0.96%+

 * Nations Intermediate Municipal Bond Fund Primary A Shares commenced operations on July 30, 1993.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a)The effect of interest expense on the operating expense ratio was less than 0.01%.
(b)Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Municipal Income Fund



                                        YEAR         YEAR          PERIOD        YEAR
                                      ENDED         ENDED         ENDED         ENDED
Primary A Shares                    03/31/98       03/31/97    03/31/96(b)     11/30/95
Operating performance:
Net asset value, beginning of
 period                            $ 10.89        $ 10.84      $ 11.08        $  9.64
Net investment income                0.57           0.59         0.20           0.59
Net realized and unrealized
 gain/(loss) on investments          0.62           0.05       ( 0.24)          1.44
Net increase/(decrease) in net
 asset value from operations         1.19           0.64       ( 0.04)          2.03
Distributions:
Dividends from net investment
 income                            ( 0.57)        ( 0.59)      ( 0.20)        ( 0.59)
Distributions from net realized
 capital gains                     ( 0.05)           --           --             --
Total dividends and
 distributions                     ( 0.62)        ( 0.59)      ( 0.20)        ( 0.59)
Net asset value, end of period     $ 11.46        $ 10.89      $ 10.84        $ 11.08
Total return++                      11.12%          6.03%      ( 0.41)%        21.55%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                            $456,485       $77,260      $68,022        $68,836
Ratio of operating expenses to
 average net assets                  0.60%          0.60%        0.60%+         0.60%
Ratio of operating expenses to
 average net asset including
 interest expenses                       (a)           (a)          (a)            (a)
Ratio of net investment income
 to average net assets               4.97%          5.41%        5.35%+         5.63%
Portfolio turnover rate                38%           25%           4%            49%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                      0.84%          0.91%        0.91%+         0.88%



                                       YEAR       YEAR            YEAR          PERIOD
                                     ENDED       ENDED          ENDED            ENDED
Primary A Shares                   11/30/94     11/30/93      11/30/92         11/30/91*
Operating performance:
Net asset value, beginning of
 period                           $ 11.33      $ 10.65     $ 10.25          $ 10.00
Net investment income               0.57         0.59        0.59             0.52
Net realized and unrealized
 gain/(loss) on investments       ( 1.44)        0.72        0.41             0.25
Net increase/(decrease) in net
 asset value from operations      ( 0.87)        1.31        1.00             0.77
Distributions:
Dividends from net investment
 income                           ( 0.57)#      ( 0.59)    ( 0.59)          ( 0.52)
Distributions from net realized
 capital gains                    ( 0.25)       ( 0.04)    ( 0.01)              --
Total dividends and
 distributions                    ( 0.82)       ( 0.63)    ( 0.60)          ( 0.52)
Net asset value, end of period    $  9.64      $ 11.33     $ 10.65          $ 10.25
Total return++                    ( 8.17)%       12.54%      9.97%+++         7.87%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                           $59,279      $88,386     $62,387          $23,631
Ratio of operating expenses to
 average net assets                 0.61%         0.52%      0.43%            0.20%+
Ratio of operating expenses to
 average net asset including
 interest expenses                  0.62%           --         --               --
Ratio of net investment income
 to average net assets              5.42%         5.24%      5.51%            6.07%+
Portfolio turnover rate               63%           48%        19%              54%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                     0.90%         0.84%      0.90%            0.88%+

  * Nations Municipal Income Fund Primary A Shares commenced operations on February 1, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount includes distributions in excess of net investment income, which was less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
Appendix A -- Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.


Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities (see below). Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

Mortgage-Backed Securities: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.


Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Such certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.


The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.


The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to a Fund.


Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.


Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.


Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.


The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.


Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.


A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Esti-mated average life will be determined by the Adviser and used for the purpose of determining the average dollar-weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


Non-Mortgage Asset-Backed Securities: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.


The purchase of non-mortgage-backed securities raises considerations unique to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties.
Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to: (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements. The Funds (except Nations Tax Exempt Fund and Nations International Growth Fund) will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund and Nations U.S. Government Bond Fund will limit their investments in interest-bearing savings deposits of commercial and savings banks to 5% of total assets. Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks.


Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficul-ties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/ dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, certain of the Funds may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser, at the time of purchase, to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness

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thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Convertible Securities, Preferred Stock, and Warrants: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.



Foreign Currency Transactions: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.


Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.


Foreign Securities: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments

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within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


Futures, Options and Other Derivative Instruments: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.


Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.


Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds and Nations International Value Fund will not hold more than 10% of the value of their respective net assets in securities that are illiquid. The Non-Money Market Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund may be subject to this limitation.


If otherwise consistent with their investments objective and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Directors/Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Directors/Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


Indexed/Structured Securities: Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instru-
                                                                              81
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ment appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, i.e. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


Lower-Rated Debt Securities: Certain of the Funds may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. The Marsico Funds will not purchase debt securities rated below "CCC-" by S&P or "Caa" by Moody's. The Marsico Funds also may purchase unrated bonds of foreign and domestic issuers.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Boards of Directors/Trustees of the Funds, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.


The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.


Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.


Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


Money Market Instruments: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

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Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.


A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards of Directors/Trustees. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

                                                                              83
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Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal
Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.


Passive Foreign Investment Companies: Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require a Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.


Pay-in-Kind Bonds: Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


Real Estate Investment Trusts: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.


Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/ dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' Money Market Fund.


Short-Term Trust Obligations: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


Step Coupon Bonds: Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.


Stock Index, Interest Rate and Currency Futures Contracts: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against

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
changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example,some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of GNMA; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the FNMA. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


Zero Coupon Bonds: Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

 Appendix B -- Description Of Ratings



The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



      AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


      AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened

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      capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.


      BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


      CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.


To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.


      Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


      A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


      Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


      Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


      B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


      Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.


The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:


      AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.


      AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


      A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


      BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition

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of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:


      AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


      AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


      A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


      BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


      MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


      MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


      SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


      SP-2 -- Satisfactory capacity to pay principal and interest.


The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1-indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


      F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


      F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/BBB- and BB+, respectively.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt pro-

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tection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

      AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

      AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

      A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


      BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


      TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


      TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


      TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


      TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


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